UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Aston Funds

MONTAG & CALDWELL GROWTH FUND                                   JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                                  3%
CASH & NET OTHER ASSETS AND LIABILITIES    3%
INFORMATION TECHNOLOGY                    25%
CONSUMER STAPLES                          22%
HEALTH CARE                               17%
ENERGY                                    12%
CONSUMER DISCRETIONARY                     8%
INDUSTRIALS                                6%
FINANCIALS                                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.52%
                  CONSUMER DISCRETIONARY - 8.36%
        796,100   Johnson Controls ...........................   $     9,959,211
        980,400   McDonald's .................................        56,882,808
        847,200   NIKE, Class B ..............................        38,335,800
                                                                 ---------------
                                                                     105,177,819
                                                                 ---------------
                  CONSUMER STAPLES - 22.13%
      1,350,000   Coca-Cola ..................................        57,672,000
        600,000   Colgate-Palmolive ..........................        39,024,000
        661,500   Costco Wholesale ...........................        29,787,345
        932,300   CVS Caremark ...............................        25,060,224
        751,500   PepsiCo ....................................        37,747,845
        795,800   Procter & Gamble ...........................        43,371,100
        967,700   Wal-Mart Stores ............................        45,598,024
                                                                 ---------------
                                                                     278,260,538
                                                                 ---------------
                  ENERGY - 12.22%
      1,207,000   Cameron International * ....................        27,954,120
        410,000   Devon Energy ...............................        25,256,000
      1,500,000   Halliburton ................................        25,875,000
        513,900   Occidental Petroleum .......................        28,033,245
      1,139,200   Schlumberger ...............................        46,490,752
                                                                 ---------------
                                                                     153,609,117
                                                                 ---------------
                  FINANCIALS - 4.27%
      3,120,000   Charles Schwab .............................        42,400,800
        597,100   Wells Fargo ................................        11,285,190
                                                                 ---------------
                                                                      53,685,990
                                                                 ---------------
                  HEALTH CARE - 17.32%
      1,167,900   Abbott Laboratories ........................        64,748,376
        780,000   Allergan ...................................        29,733,600
      1,046,600   Gilead Sciences * ..........................        53,135,882
      2,389,800   Schering-Plough ............................        41,964,888
        666,400   Stryker ....................................        28,148,736
                                                                 ---------------
                                                                     217,731,482
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 6.15%
      1,054,300   Emerson Electric ...........................   $    34,475,610
      1,102,700   Fluor ......................................        42,895,030
                                                                 ---------------
                                                                      77,370,640
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 24.72%
        605,000   Apple * ....................................        54,528,650
        180,000   Google, Class A * ..........................        60,935,400
      1,519,200   Hewlett-Packard ............................        52,792,200
      1,877,200   Juniper Networks * .........................        26,581,152
      1,750,000   QUALCOMM ...................................        60,462,500
        672,100   Research In Motion * .......................        37,234,340
        370,000   Visa, Class A ..............................        18,259,500
                                                                 ---------------
                                                                     310,793,742
                                                                 ---------------
                  MATERIALS - 2.35%
        389,300   Monsanto * .................................        29,610,158
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $1,510,342,867) ...................     1,226,239,486
                                                                 ===============
INVESTMENT COMPANY - 1.42%
     17,853,516   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        17,853,516
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $17,853,516) ......................        17,853,516
                                                                 ---------------
TOTAL INVESTMENTS - 98.94%
   (Cost $1,528,196,383)** ...................................     1,244,093,002
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.06% .....................        13,368,041
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 1,257,461,043
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ....  $  26,576,937
Gross unrealized depreciation ....   (310,680,318)
                                    -------------
Net unrealized depreciation ......  $(284,103,381)
                                    =============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 1

Aston Funds

VEREDUS SELECT GROWTH FUND                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

ENERGY                                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
CONSUMER DISCRETIONARY                    27%
HEALTH CARE                               23%
INFORMATION TECHNOLOGY                    16%
FINANCIALS                                14%
INDUSTRIALS                               13%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.10%
                  CONSUMER DISCRETIONARY - 26.58%
        118,900   Cablevision Systems, Class A ...............   $     1,905,967
         61,100   Darden Restaurants .........................         1,602,042
         75,400   GameStop, Class A * ........................         1,868,412
         51,200   Hasbro .....................................         1,235,456
         93,100   Home Depot .................................         2,004,443
         43,000   Kohl's * ...................................         1,578,530
         35,125   McDonald's .................................         2,037,953
         46,100   NIKE, Class B ..............................         2,086,025
         46,600   Target .....................................         1,453,920
         64,075   Toll Brothers * ............................         1,090,557
                                                                 ---------------
                                                                      16,863,305
                                                                 ---------------
                  ENERGY - 6.06%
         39,600   Baker Hughes ...............................         1,319,472
         68,700   Halliburton ................................         1,185,075
        121,300   Weatherford International * ................         1,337,939
                                                                 ---------------
                                                                       3,842,486
                                                                 ---------------
                  FINANCIALS - 13.95%
        445,125   Aegon ......................................         2,305,747
          9,700   CME Group ..................................         1,686,927
         83,500   Invesco ....................................           984,465
        191,500   Morgan Stanley .............................         3,874,045
                                                                 ---------------
                                                                       8,851,184
                                                                 ---------------
                  HEALTH CARE - 23.35%
         63,900   Amgen * ....................................         3,504,915
         29,400   Cephalon * .................................         2,269,092
         59,800   Express Scripts * ..........................         3,214,848
         57,300   Gilead Sciences * ..........................         2,909,121
         70,400   Teva Pharmaceutical, SP ADR ................         2,918,080
                                                                 ---------------
                                                                      14,816,056
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 13.12%
        304,400   Delta Air Lines * ..........................   $     2,100,360
         23,200   General Dynamics ...........................         1,316,136
         57,150   Jacobs Engineering Group * .................         2,209,990
        383,900   Southwest Airlines .........................         2,698,817
                                                                 ---------------
                                                                       8,325,303
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 16.04%
        113,100   Broadcom, Class A * ........................         1,792,635
          5,000   Google, Class A * ..........................         1,692,650
         91,300   Intel ......................................         1,177,770
         91,200   QUALCOMM ...................................         3,150,960
         42,700   Research In Motion * .......................         2,365,580
                                                                 ---------------
                                                                      10,179,595
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $66,457,629) ......................        62,877,929
                                                                 ---------------
INVESTMENT COMPANY - 3.89%
      2,469,833   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         2,469,833
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $2,469,833) .......................         2,469,833
                                                                 ---------------
TOTAL INVESTMENTS - 102.99%
   (Cost $68,927,462)** ......................................        65,347,762
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.99)% ...................        (1,899,179)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    63,448,583
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $ 2,000,048
Gross unrealized depreciation ..    (5,579,748)
                                   -----------
Net unrealized depreciation ....   $(3,579,700)
                                   ===========

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 2

Aston Funds

GROWTH FUND                                                     JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                                  2%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    25%
CONSUMER STAPLES                          22%
HEALTH CARE                               18%
ENERGY                                    12%
CONSUMER DISCRETIONARY                     9%
INDUSTRIALS                                6%
FINANCIALS                                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.38%
                  CONSUMER DISCRETIONARY - 8.61%
        106,817   Johnson Controls ...........................   $     1,336,281
        134,016   McDonald's .................................         7,775,608
        115,609   NIKE, Class B ..............................         5,231,307
                                                                 ---------------
                                                                      14,343,196
                                                                 ---------------
                  CONSUMER STAPLES - 22.11%
        177,121   Coca-Cola ..................................         7,566,609
         74,406   Colgate-Palmolive ..........................         4,839,366
         90,508   Costco Wholesale ...........................         4,075,575
        125,127   CVS Caremark ...............................         3,363,414
        101,414   PepsiCo ....................................         5,094,025
        106,017   Procter & Gamble ...........................         5,777,927
        129,818   Wal-Mart Stores ............................         6,117,024
                                                                 ---------------
                                                                      36,833,940
                                                                 ---------------
                  ENERGY - 12.29%
        165,015   Cameron International * ....................         3,821,748
         52,804   Devon Energy ...............................         3,252,726
        186,624   Halliburton ................................         3,219,264
         72,408   Occidental Petroleum .......................         3,949,856
        152,712   Schlumberger ...............................         6,232,177
                                                                 ---------------
                                                                      20,475,771
                                                                 ---------------
                  FINANCIALS - 4.22%
        405,735   Charles Schwab .............................         5,513,939
         80,213   Wells Fargo ................................         1,516,026
                                                                 ---------------
                                                                       7,029,965
                                                                 ---------------
                  HEALTH CARE - 17.76%
        159,719   Abbott Laboratories ........................         8,854,821
         97,114   Allergan ...................................         3,701,986
        147,716   Gilead Sciences * ..........................         7,499,541
        326,840   Schering-Plough ............................         5,739,310
         90,014   Stryker ....................................         3,802,191
                                                                 ---------------
                                                                      29,597,849
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 6.45%
        149,616   Emerson Electric ...........................   $     4,892,443
        150,700   Fluor ......................................         5,862,230
                                                                 ---------------
                                                                      10,754,673
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 24.56%
         80,405   Apple * ....................................         7,246,903
         22,700   Google, Class A * ..........................         7,684,631
        208,318   Hewlett-Packard ............................         7,239,051
        250,130   Juniper Networks * .........................         3,541,841
        232,725   QUALCOMM ...................................         8,040,649
         89,607   Research In Motion * .......................         4,964,228
         44,800   Visa, Class A ..............................         2,210,880
                                                                 ---------------
                                                                      40,928,183
                                                                 ---------------
                  MATERIALS - 2.38%
         52,200   Monsanto ...................................         3,970,332
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $220,117,243) .....................       163,933,909
                                                                 ---------------
INVESTMENT COMPANY - 0.95%
      1,583,928   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,583,928
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,583,928) .......................         1,583,928
                                                                 ---------------
TOTAL INVESTMENTS - 99.33%
   (Cost $221,701,171)** .....................................       165,517,837
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.67% .....................         1,109,064
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   166,626,901
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $  2,935,499
Gross unrealized depreciation ..    (59,118,833)
                                   ------------
Net unrealized depreciation ....   $(56,183,334)
                                   ============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 3

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

MATERIALS                     2%
INFORMATION TECHNOLOGY       23%
HEALTH CARE                  22%
CONSUMER DISCRETIONARY       16%
INDUSTRIALS                  14%
FINANCIALS                   12%
ENERGY                        7%
TELECOMMUNICATION SERVICES    4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 100.07%
                  CONSUMER DISCRETIONARY - 15.86%
          6,600   DIRECTV Group * ............................   $       144,540
          3,000   Genuine Parts ..............................            96,060
          5,825   Johnson Controls ...........................            72,871
          7,300   Staples ....................................           116,362
                                                                 ---------------
                                                                         429,833
                                                                 ---------------
                  ENERGY - 6.99%
          1,500   ENSCO International ........................            41,040
          4,000   XTO Energy .................................           148,360
                                                                 ---------------
                                                                         189,400
                                                                 ---------------
                  FINANCIALS - 12.17%
          3,000   ACE ........................................           130,980
          2,200   Chubb ......................................            93,676
          1,300   Goldman Sachs Group ........................           104,949
                                                                 ---------------
                                                                         329,605
                                                                 ---------------
                  HEALTH CARE - 21.96%
          7,500   Bristol-Myers Squibb .......................           160,575
          2,975   DaVita * ...................................           139,825
          2,150   Genzyme * ..................................           148,178
          4,025   St. Jude Medical * .........................           146,389
                                                                 ---------------
                                                                         594,967
                                                                 ---------------
                  INDUSTRIALS - 13.50%
         10,000   ABB, SP ADR ................................           130,500
          3,200   Caterpillar ................................            98,720
          3,575   Parker Hannifin ............................           136,601
                                                                 ---------------
                                                                         365,821
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 23.07%
          4,675   Amphenol, Class A ..........................   $       122,251
          8,200   Cisco Systems * ............................           122,754
            450   Google, Class A * ..........................           152,339
          5,600   MEMC Electronic Materials * ................            76,160
          9,000   Oracle * ...................................           151,470
                                                                 ---------------
                                                                         624,974
                                                                 ---------------
                  MATERIALS - 2.31%
          2,495   Freeport-McMoRan Copper & Gold, Class B ....            62,724
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 4.21%
          4,000   America Movil, Series L, ADR ...............           114,040
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $4,487,392) .......................         2,711,364
                                                                 ---------------
INVESTMENT COMPANY - 0.81%
         21,957   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            21,957
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $21,957) ..........................            21,957
                                                                 ---------------
TOTAL INVESTMENTS - 100.88%
   (Cost $4,509,349)** .......................................         2,733,321
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.88)% ...................           (23,923)
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $     2,709,398
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $    35,730
Gross unrealized depreciation ..    (1,811,758)
                                   -----------
Net unrealized depreciation ....   $(1,776,028)
                                   ===========

ADR American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 4

Aston Funds

VALUE FUND                                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
MATERIALS                                  2%
FINANCIALS                                16%
ENERGY                                    15%
CONSUMER STAPLES                          15%
INDUSTRIALS                               12%
INFORMATION TECHNOLOGY                    11%
HEALTH CARE                                8%
UTILITIES                                  7%
CONSUMER DISCRETIONARY                     6%
TELECOMMUNICATION SERVICES                 5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.28%
                  CONSUMER DISCRETIONARY - 6.59%
        115,008   Disney, Walt ...............................   $     2,378,365
         60,650   Hasbro .....................................         1,463,484
         13,155   Johnson Controls ...........................           164,569
         34,448   Macy's .....................................           308,310
         57,860   NIKE, Class B ..............................         2,618,165
          3,560   O'Reilly Automotive * ......................           103,489
         80,888   Omnicom Group ..............................         2,094,190
         66,980   Royal Caribbean Cruises ....................           434,700
         37,300   Sherwin-Williams ...........................         1,781,075
         20,628   Staples ....................................           328,810
          5,900   Target .....................................           184,080
         19,220   Time Warner Cable * ........................           358,069
                                                                 ---------------
                                                                      12,217,306
                                                                 ---------------
                  CONSUMER STAPLES - 14.65%
          9,510   Clorox .....................................           476,927
         10,270   Coca-Cola ..................................           438,734
          3,960   Colgate-Palmolive ..........................           257,558
        112,932   CVS Caremark ...............................         3,035,612
         50,830   Diageo, SP ADR .............................         2,762,102
          4,453   General Mills ..............................           263,395
         24,550   Groupe Danone, SP ADR ......................           249,919
         13,730   Heineken NV, SP ADR ........................           201,144
          5,600   Kellogg ....................................           244,664
         82,410   Kroger .....................................         1,854,225
          5,710   Lorillard ..................................           339,517
        125,375   Nestle, SP ADR .............................         4,319,169
         39,428   PepsiCo ....................................         1,980,468
        181,680   Philip Morris International ................         6,749,412
         29,417   Procter & Gamble ...........................         1,603,207
         32,091   Smucker (J.M.) .............................         1,448,936
          8,780   Wal-Mart Stores ............................           413,714
         19,150   Walgreen ...................................           524,902
                                                                 ---------------
                                                                      27,163,605
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  ENERGY - 15.13%
         12,310   Anadarko Petroleum .........................   $       452,269
         47,555   Apache .....................................         3,566,625
         66,421   Chevron ....................................         4,684,009
         40,625   Devon Energy ...............................         2,502,500
         90,020   Exxon Mobil ................................         6,884,730
          7,100   Halliburton ................................           122,475
         59,550   Hess .......................................         3,311,575
         16,715   Marathon Oil ...............................           455,149
          5,800   Noble ......................................           157,470
        109,710   Total, SP ADR ..............................         5,461,364
          3,240   Ultra Petroleum * ..........................           116,089
         24,510   Williams ...................................           346,817
                                                                 ---------------
                                                                      28,061,072
                                                                 ---------------
                  FINANCIALS - 15.59%
        130,920   Allstate ...................................         2,837,036
        175,573   Bank of America ............................         1,155,270
        190,477   Bank of New York Mellon ....................         4,902,878
         12,300   Charles Schwab .............................           167,157
         47,982   Chubb ......................................         2,043,073
          3,323   Franklin Resources .........................           160,900
         43,970   Goldman Sachs Group ........................         3,549,698
          8,070   Invesco ....................................            95,145
        158,680   JPMorgan Chase .............................         4,047,927
        175,740   MetLife ....................................         5,049,010
         48,420   Prudential Financial .......................         1,246,815
        109,250   State Street ...............................         2,542,248
         20,200   Travelers ..................................           780,528
         17,210   Wells Fargo ................................           325,269
                                                                 ---------------
                                                                      28,902,954
                                                                 ---------------
                  HEALTH CARE - 7.98%
          7,160   Genzyme * ..................................           493,467
         50,890   Johnson & Johnson ..........................         2,935,844
        155,470   Merck ......................................         4,438,669
         11,310   Merck KGaA, ADR ............................           313,853
         10,113   UnitedHealth Group .........................           286,501
          6,680   Waters * ...................................           241,616
          9,645   WellPoint * ................................           399,785
        126,130   Wyeth ......................................         5,419,806
          7,460   Zimmer Holdings * ..........................           271,544
                                                                 ---------------
                                                                      14,801,085
                                                                 ---------------
                  INDUSTRIALS - 12.48%
         34,420   3M .........................................         1,851,452
          7,580   Danaher ....................................           423,949
         46,095   Eaton ......................................         2,029,102
         10,120   General Electric ...........................           122,756
         23,888   Grainger (W.W.) ............................         1,742,630
         97,510   Lockheed Martin ............................         7,999,720
        110,185   Northrop Grumman ...........................         5,302,102
          4,800   Rockwell Automation ........................           124,992
          4,670   United Parcel Service, Class B .............           198,428
         69,810   United Technologies ........................         3,350,182
                                                                 ---------------
                                                                      23,145,313
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 10.75%
        102,505   Accenture, Class A .........................         3,235,058
         11,050   Agilent Technologies * .....................           199,784
          8,540   Automatic Data Processing ..................           310,258
            220   Google, Class A * ..........................            74,477
         64,870   Hewlett-Packard ............................         2,254,233

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 5

Aston Funds

VALUE FUND                                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY (CONTINUED)
        294,970   Intel ......................................   $     3,805,113
         46,270   International Business Machines ............         4,240,646
         17,790   Nokia, SP ADR ..............................           218,283
        309,720   Oracle * ...................................         5,212,588
          5,080   Visa, Class A ..............................           250,698
          9,780   Western Union ..............................           133,595
                                                                 ---------------
                                                                      19,934,733
                                                                 ---------------
                  MATERIALS - 2.10%
          6,925   Air Products and Chemicals .................           348,327
         94,370   PPG Industries .............................         3,546,425
                                                                 ---------------
                                                                       3,894,752
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 5.17%
        251,300   AT&T .......................................         6,187,006
          7,807   Embarq .....................................           278,866
          9,070   Rogers Communications, Class B .............           255,411
        154,559   Vodafone Group, SP ADR .....................         2,873,252
                                                                 ---------------
                                                                       9,594,535
                                                                 ---------------
                  UTILITIES - 6.84%
         10,380   Allegheny Energy ...........................           345,031
         15,340   American Electric Power ....................           480,909
         10,110   CMS Energy .................................           118,792
         71,087   Dominion Resources .........................         2,500,841
         43,640   FPL Group ..................................         2,249,642
         19,080   NRG Energy * ...............................           445,709
         79,833   PG&E .......................................         3,087,142
          8,800   PPL ........................................           269,808
          3,400   Progress Energy ............................           131,648
         82,820   Public Service Enterprise Group ............         2,614,627
          9,800   Sempra Energy ..............................           429,632
                                                                 ---------------
                                                                      12,673,781
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $246,788,052) .....................       180,389,136
                                                                 ---------------
INVESTMENT COMPANY - 2.55%
      4,731,898   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         4,731,898
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $4,731,898) .......................         4,731,898
                                                                 ---------------
TOTAL INVESTMENTS - 99.83%
   (Cost $251,519,950)** .....................................       185,121,034
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.17% .....................           307,237
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   185,428,271
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ..   $    844,724
Gross unrealized depreciation ..    (67,243,640)
                                   ------------
Net unrealized depreciation ....   $(66,398,916)
                                   ============

ADR  American Depositary Receipt

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 6

Aston Funds

TAMRO ALL CAP FUND                                              JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS                                           2%
PURCHASED OPTIONS, CASH & NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY                                       17%
CONSUMER STAPLES                                             16%
CONSUMER DISCRETIONARY                                       15%
HEALTH CARE                                                  15%
FINANCIALS                                                   12%
INDUSTRIALS                                                  11%
ENERGY                                                        9%
TELECOMMUNICATION SERVICES                                    2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.74%
                  CONSUMER DISCRETIONARY - 15.37%
          1,490   Amazon.com * ...............................   $        87,642
          2,213   Apollo Group, Class A * ....................           180,271
         11,672   Comcast, Class A ...........................           170,995
          9,930   Corinthian Colleges * ......................           185,492
          3,660   Dollar Tree * ..............................           156,319
          6,785   GameStop, Class A * ........................           168,132
            219   NVR * ......................................            93,314
          7,380   Toll Brothers * ............................           125,608
                                                                 ---------------
                                                                       1,167,773
                                                                 ---------------
                  CONSUMER STAPLES - 16.31%
          4,781   Coca-Cola ..................................           204,244
          6,150   Kraft Foods, Class A .......................           172,508
          6,625   Kroger .....................................           149,062
          6,530   NBTY * .....................................           123,221
          3,830   Philip Morris International ................           142,284
          6,500   Sysco ......................................           144,885
          4,850   TreeHouse Foods * ..........................           127,992
          3,715   Wal-Mart Stores ............................           175,051
                                                                 ---------------
                                                                       1,239,247
                                                                 ---------------
                  ENERGY - 8.76%
          3,600   Anadarko Petroleum .........................           132,264
          2,914   Exxon Mobil ................................           222,863
          3,510   National-Oilwell Varco * ...................            92,804
          9,106   Willbros Group * ...........................            88,692
          3,486   XTO Energy .................................           129,296
                                                                 ---------------
                                                                         665,919
                                                                 ---------------
                  FINANCIALS - 11.64%
             83   Berkshire Hathaway, Class B * ..............           248,087
          1,855   Goldman Sachs Group ........................           149,754
          5,802   JPMorgan Chase .............................           148,009
          6,305   Loews ......................................           153,842
          2,010   Northern Trust .............................           115,615
          2,500   T. Rowe Price Group ........................            68,950
                                                                 ---------------
                                                                         884,257
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 15.37%
          2,840   Allergan ...................................   $       108,261
          2,735   Amgen * ....................................           150,015
          6,015   Cerner * ...................................           202,826
          2,125   Genentech * ................................           172,635
          1,910   Johnson & Johnson ..........................           110,188
          2,590   Laboratory Corp. of America Holdings * .....           153,328
          8,618   Schering-Plough ............................           151,332
          2,885   WellPoint * ................................           119,583
                                                                 ---------------
                                                                       1,168,168
                                                                 ---------------
                  INDUSTRIALS - 11.10%
          4,620   Argon ST * .................................            88,427
          8,185   Baldor Electric ............................           114,672
          2,730   Danaher ....................................           152,689
          3,485   Raytheon ...................................           176,411
          3,805   United Parcel Service, Class B .............   .       161,674
          3,120   United Technologies ........................           149,729
                                                                 ---------------
                                                                         843,602
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 16.87%
          3,975   Corning ....................................            40,187
          9,245   Electronic Arts * ..........................           142,743
         13,925   EMC * ......................................           153,732
          3,325   F5 Networks * ..............................            73,715
            555   Google, Class A * ..........................           187,884
            725   International Business Machines ............            66,446
          6,140   Oracle * ...................................           103,336
          5,395   Quality Systems ............................           201,126
          4,235   Salesforce.com * ...........................           112,693
          5,050   Symantec * .................................            77,417
          2,220   VMware, Class A * ..........................            45,954
          6,565   Yahoo! * ...................................            77,007
                                                                 ---------------
                                                                       1,282,240
                                                                 ---------------
                  MATERIALS - 0.80%
          2,646   duPont (E. I.) de Nemours ..................            60,752
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.01%
          5,100   Verizon Communications .....................           152,337
                                                                 ---------------
                  UTILITIES - 0.51%
          4,880   AES * ......................................            38,601
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $8,783,741) .......................         7,502,896
                                                                 ---------------

   NUMBER OF
   CONTRACTS
---------------
PURCHASED OPTIONS - 0.05%
             65   Coca-Cola - Call Strike @ $60
                     Exp 01/10 ...............................             3,575
                                                                 ---------------
                  TOTAL PURCHASED OPTIONS
                     (Cost $16,259) ..........................             3,575
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 0.16%
         12,538   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            12,538
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $12,538) ..........................            12,538
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 7

Aston Funds

TAMRO ALL CAP FUND                                              JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
                                                                      VALUE
                                                                 ---------------
TOTAL INVESTMENTS - 98.95%
   (Cost $8,812,538)** .......................................   $     7,519,009
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.05% .....................            79,672
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     7,598,681
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation ......   $       466,752
Gross unrealized depreciation ......        (1,760,281)
                                       ---------------
Net unrealized depreciation ........   $    (1,293,529)
                                       ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 8

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

HEALTH CARE                                3%
MATERIALS                                  3%
ENERGY                                    20%
FINANCIALS                                18%
CONSUMER STAPLES                          14%
CONSUMER DISCRETIONARY                    10%
UTILITIES                                  9%
INDUSTRIALS                                7%
INFORMATION TECHNOLOGY                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
TELECOMMUNICATION SERVICES                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 93.98%
                  CONSUMER DISCRETIONARY - 10.00%
         22,300   Barnes & Noble .............................   $       366,166
         31,875   Cato, Class A ..............................           421,706
         52,425   Cracker Barrel Old Country Store ...........           921,107
         64,950   Gentex .....................................           544,930
         27,350   Genuine Parts ..............................           875,747
         38,500   Hillenbrand ................................           711,865
         56,975   International Game Technology ..............           603,935
         15,900   VF .........................................           890,718
         32,125   Yum! Brands ................................           919,418
                                                                 ---------------
                                                                       6,255,592
                                                                 ---------------
                  CONSUMER STAPLES - 13.56%
         27,300   Clorox .....................................         1,369,095
         23,275   General Mills ..............................         1,376,716
         22,725   Industrias Bachoco, SP ADR .................           306,788
         18,800   Kimberly-Clark .............................           967,636
         43,325   McCormick & Co
                     (Non-Voting Shares) .....................         1,388,133
         25,100   PepsiCo ....................................         1,260,773
         20,750   Procter & Gamble ...........................         1,130,875
         30,700   Sysco ......................................           684,303
                                                                 ---------------
                                                                       8,484,319
                                                                 ---------------
                  ENERGY - 19.93%
         44,200   Alliance Resource Partners LP ..............         1,350,752
         47,875   Boardwalk Pipeline Partners LP .............         1,019,738
         31,925   Chevron ....................................         2,251,351
         79,975   Encore Energy Partners LP ..................         1,186,829
         38,700   Eni, SP ADR ................................         1,640,493
         41,025   Magellan Midstream Partners LP .............         1,422,747
         38,285   MarkWest Energy Partners LP ................           477,031
         41,775   Patterson-UTI Energy .......................           399,369
         80,425   Spectra Energy .............................         1,166,967
         20,525   TC Pipelines LP ............................           510,457
         41,800   TEPPCO Partners LP .........................         1,048,762
                                                                 ---------------
                                                                      12,474,496
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS - 18.26%
         20,920   Allstate ...................................   $       453,336
         25,075   Associated Bancorp .........................           392,424
         32,325   BancorpSouth ...............................           610,942
         15,975   Bank of Hawaii .............................           573,023
         14,250   Carey LP (W.P.) ............................           306,233
         18,250   Cincinnati Financial .......................           400,222
         68,365   Gallagher (Arthur J.) ......................         1,611,363
         62,175   Medallion Financial ........................           420,303
         43,550   National Retail Properties, REIT ...........           628,426
         68,050   NGP Capital Resources ......................           574,342
         13,675   PartnerRe ..................................           896,123
         70,225   People's United Financial ..................         1,148,881
         26,875   Prospect Capital ...........................           291,056
         47,825   Realty Income, REIT ........................           921,588
         22,750   Safety Insurance Group .....................           796,705
         38,750   U.S. Bancorp ...............................           575,050
         29,625   Zenith National Insurance ..................           830,685
                                                                 ---------------
                                                                      11,430,702
                                                                 ---------------
                  HEALTH CARE - 2.58%
         22,825   Johnson & Johnson ..........................         1,316,774
         20,525   Pfizer .....................................           299,255
                                                                 ---------------
                                                                       1,616,029
                                                                 ---------------
                  INDUSTRIALS - 7.19%
         10,050   3M .........................................           540,590
         38,000   General Electric ...........................           460,940
         21,875   PACCAR .....................................           577,281
         18,575   United Parcel Service, Class B .............           789,252
         68,350   Waste Management ...........................         2,131,837
                                                                 ---------------
                                                                       4,499,900
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 6.05%
         34,200   Automatic Data Processing ..................         1,242,486
         73,575   Intel ......................................           949,117
         75,200   Methode Electronics ........................           347,424
         24,500   Microsoft ..................................           418,950
         34,200   Paychex ....................................           830,718
                                                                 ---------------
                                                                       3,788,695
                                                                 ---------------
                  MATERIALS - 3.21%
         12,050   International Flavors & Fragrances .........           344,871
         18,200   Nucor ......................................           742,378
         74,625   RPM International ..........................           918,634
                                                                 ---------------
                                                                       2,005,883
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 4.28%
         41,050   BCE ........................................           839,883
         61,525   Verizon Communications .....................         1,837,752
                                                                 ---------------
                                                                       2,677,635
                                                                 ---------------
                  UTILITIES - 8.92%
         19,800   ALLETE .....................................           615,780
         72,850   Duke Energy ................................         1,103,677
         29,625   Integrys Energy Group ......................         1,236,844
         45,525   Portland General Electric ..................           885,461
         51,975   Southern ...................................         1,738,564
                                                                 ---------------
                                                                       5,580,326
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $71,732,614) ......................        58,813,577
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 9

Aston Funds

RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 5.85%
      3,664,408   BlackRock Liquidity Funds
                     TempFund Portfolio ......................   $     3,664,408
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $3,664,408) .......................         3,664,408
                                                                 ---------------
TOTAL INVESTMENTS - 99.83%
   (Cost $75,397,022)* .......................................        62,477,985
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.17%                                 104,882
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    62,582,867
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......   $       128,439
Gross unrealized depreciation ......       (13,047,476)
                                       ---------------
Net unrealized depreciation ........   $   (12,919,037)
                                       ===============

LP     Limited Partnership

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 10

Aston Funds

OPTIMUM MID CAP FUND                                            JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER STAPLES          3%
FINANCIALS                2%
INFORMATION TECHNOLOGY   28%
HEALTH CARE              18%
INDUSTRIALS              18%
CONSUMER DISCRETIONARY   17%
ENERGY                   10%
MATERIALS                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.83%
                  CONSUMER DISCRETIONARY - 16.77%
      3,002,850   Belo, Class A ..............................   $     4,294,076
        946,940   BorgWarner .................................        15,984,347
        530,700   Gannett ....................................         3,062,139
      1,762,600   Interpublic Group * ........................         5,869,458
        206,700   Magna International, Class A ...............         5,752,461
      1,104,100   Mattel .....................................        15,667,179
      3,770,050   New York Times, Class A ....................        18,737,149
      1,581,600   Pearson, SP ADR ............................        15,041,016
        701,357   Scholastic .................................         7,644,791
                                                                 ---------------
                                                                      92,052,616
                                                                 ---------------
                  CONSUMER STAPLES - 2.66%
        215,520   Bunge ......................................         9,254,429
        132,800   Molson Coors Brewing, Class B ..............         5,347,856
                                                                 ---------------
                                                                      14,602,285
                                                                 ---------------
                  ENERGY - 10.06%
        949,485   Compagnie Generale de
                     Geophysique-Veritas, SP ADR * ...........        11,450,790
      1,294,500   Denbury Resources * ........................        15,844,680
        944,146   FMC Technologies * .........................        27,937,280
                                                                 ---------------
                                                                      55,232,750
                                                                 ---------------
                  FINANCIALS - 2.47%
        274,545   Cincinnati Financial .......................         6,020,772
        392,200   Eaton Vance ................................         7,506,708
                                                                 ---------------
                                                                      13,527,480
                                                                 ---------------
                  HEALTH CARE - 18.29%
        348,400   Beckman Coulter ............................        17,322,448
        966,370   Biovail ....................................        10,562,424
        691,000   Charles River Laboratories * ...............        16,867,310
        374,600   Edwards Lifesciences * .....................        21,535,754
        335,000   Lincare Holdings * .........................         8,056,750
        701,000   Varian Medical Systems * ...................        26,028,130
                                                                 ---------------
                                                                     100,372,816
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 17.72%
      1,637,100   Chicago Bridge & Iron ......................   $    18,433,746
        494,400   Con-way ....................................        10,891,632
        110,333   John Bean Technologies .....................         1,070,230
        723,200   Manpower ...................................        20,582,272
      2,740,900   Southwest Airlines .........................        19,268,527
        409,000   URS * ......................................        13,926,450
        870,300   Werner Enterprises .........................        13,054,500
                                                                 ---------------
                                                                      97,227,357
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 28.34%
      1,948,000   Akamai Technologies * ......................        26,259,040
        357,000   FactSet Research Systems ...................        14,208,600
        469,025   Harris .....................................        20,304,092
        849,900   Intuit * ...................................        19,250,235
      2,002,800   Jabil Circuit ..............................        11,656,296
        798,200   Lexmark International Group,
                  Class A * ..................................        18,901,376
      1,129,730   Mentor Graphics * ..........................         5,264,542
        835,470   Molex ......................................        11,170,234
        457,135   Molex, Class A .............................         5,586,190
      8,217,350   Unisys * ...................................         6,163,013
        995,255   Zebra Technologies * .......................        16,750,142
                                                                 ---------------
                                                                     155,513,760
                                                                 ---------------
                  MATERIALS - 3.52%
        433,500   FMC ........................................        19,342,769
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $847,021,251) .....................       547,871,833
                                                                 ---------------
INVESTMENT COMPANY - 0.72%
      3,959,030   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         3,959,030
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $3,959,030) .......................         3,959,030
                                                                 ---------------
TOTAL INVESTMENTS - 100.55%
   (Cost $850,980,281)** .....................................       551,830,863
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.55)% ...................        (3,037,902)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   548,792,961
                                                                 ===============

----------
*      Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $    44,963,614
Gross unrealized depreciation .......      (344,113,032)
                                        ---------------
Net unrealized depreciation .........   $  (299,149,418)
                                        ===============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 11

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                           JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
INFORMATION TECHNOLOGY                    21%
INDUSTRIALS                               18%
HEALTH CARE                               16%
CONSUMER DISCRETIONARY                    13%
ENERGY                                     9%
FINANCIALS                                 9%
CONSUMER STAPLES                           6%
MATERIALS                                  4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 96.39%
                  CONSUMER DISCRETIONARY - 13.29%
          2,140   Burger King Holdings .......................   $        47,615
          1,980   Dick's Sporting Goods * ....................            21,800
          1,550   GameStop, Class A * ........................            38,409
          1,930   O'Reilly Automotive * ......................            56,105
            600   Polo Ralph Lauren ..........................            24,618
          1,990   TJX ........................................            38,646
                                                                 ---------------
                                                                         227,193
                                                                 ---------------
                  CONSUMER STAPLES - 5.85%
            960   Alberto-Culver .............................            23,482
            890   Avon Products ..............................            18,200
            700   Cadbury, SP ADR ............................            22,610
            670   Church & Dwight ............................            35,664
                                                                 ---------------
                                                                          99,956
                                                                 ---------------
                  ENERGY - 9.55%
          1,380   Cameron International * ....................            31,961
            435   Core Laboratories ..........................            29,228
          1,040   Forest Oil * ...............................            15,600
            770   Oceaneering International * ................            26,534
            995   Smith International ........................            22,587
          1,180   Southwestern Energy * ......................            37,347
                                                                 ---------------
                                                                         163,257
                                                                 ---------------
                  FINANCIALS - 9.12%
            670   Affiliated Managers Group * ................            26,927
            580   Aon ........................................            21,489
            860   Eaton Vance ................................            16,460
          1,460   Lazard, Class A ............................            38,690
            430   PartnerRe ..................................            28,178
          1,910   SEI Investments ............................            24,200
                                                                 ---------------
                                                                         155,944
                                                                 ---------------
                  HEALTH CARE - 15.63%
            630   Bard (C.R.) ................................            53,909
            610   Covance * ..................................            23,546
          1,450   Dentsply International .....................            39,020

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE (CONTINUED)
          1,080   Hologic * ..................................   $        12,733
          2,310   PerkinElmer ................................            29,152
            420   Techne .....................................            25,187
          1,160   Varian Medical Systems * ...................            43,071
          1,120   Waters * ...................................            40,510
                                                                 ---------------
                                                                         267,128
                                                                 ---------------
                  INDUSTRIALS - 17.98%
          1,320   Ametek .....................................            42,187
            660   Cooper Industries ..........................            17,761
          1,990   Corrections Corp of America * ..............            27,422
          1,230   Expeditors International Washington ........            34,206
          1,030   Fastenal ...................................            35,205
            370   Jacobs Engineering Group * .................            14,308
          1,080   Joy Global .................................            22,496
            560   L-3 Communications Holdings ................            44,251
          1,060   Roper Industries ...........................            43,608
            530   Stericycle * ...............................            25,928
                                                                 ---------------
                                                                         307,372
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 20.58%
          1,910   Amphenol, Class A ..........................            49,946
          1,260   Autodesk * .................................            20,866
          1,730   Citrix Systems * ...........................            36,399
          1,750   F5 Networks * ..............................            38,798
          1,060   Factset Research Systems ...................            42,188
          1,520   Fiserv * ...................................            48,260
          2,270   Juniper Networks * .........................            32,143
          2,060   NetApp * ...................................            30,550
          3,130   Xilinx .....................................            52,741
                                                                 ---------------
                                                                         351,891
                                                                 ---------------
                  MATERIALS - 4.39%
            540   Air Products and Chemicals .................            27,162
          1,410   Ecolab .....................................            47,884
                                                                 ---------------
                                                                          75,046
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $2,397,252) .......................         1,647,787
                                                                 ---------------
INVESTMENT COMPANY - 4.46%
         76,271   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            76,271
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $76,271) ..........................            76,271
                                                                 ---------------
TOTAL INVESTMENTS - 100.85%
   (Cost $2,473,523)**........................................         1,724,058
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.85)% ...................           (14,448)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,709,610
                                                                 ===============

----------
*      Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $         5,199
Gross unrealized depreciation .......          (754,664)
                                        ---------------
Net unrealized depreciation .........   $      (749,465)
                                        ===============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 12

Aston Funds

CARDINAL MID CAP VALUE FUND                                     JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

TELECOMMUNICATION SERVICES                 4%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
INFORMATION TECHNOLOGY                    23%
FINANCIALS                                15%
HEALTH CARE                               14%
CONSUMER DISCRETIONARY                    14%
INDUSTRIALS                               11%
MATERIALS                                  6%
CONSUMER STAPLES                           6%
ENERGY                                     5%

%    OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.93%
                  CONSUMER DISCRETIONARY - 13.57%
          1,511   American Eagle Outfitters                      $        13,614
            253   Barnes & Noble .............................             4,154
            800   Interactive Data ...........................            18,248
            100   John Wiley & Sons ..........................             3,543
            302   Scholastic .................................             3,292
          1,179   Speedway Motorsports .......................            17,025
            625   Stanley Works ..............................            19,537
          1,824   Virgin Media ...............................             8,281
          2,215   Wendy's/Arby's Group, Class A ..............            11,164
                                                                 ---------------
                                                                          98,858
                                                                 ---------------
                  CONSUMER STAPLES - 6.47%
            500   Alberto-Culver .............................            12,230
            300   Hansen Natural * ...........................            10,050
            550   Smucker (J.M.) * ...........................            24,832
                                                                 ---------------
                                                                          47,112
                                                                 ---------------
                  ENERGY - 5.33%
            700   Concho Resources * .........................            17,654
            400   Oceaneering International * ................            13,784
            350   Plains Exploration & Production * ..........             7,392
                                                                 ---------------
                                                                          38,830
                                                                 ---------------
                  FINANCIALS - 14.51%
            346   Affiliated Managers Group * ................            13,906
            517   Cash America International .................             9,451
            451   Gallagher (Arthur J.) ......................            10,630
            400   Investment Technology Group * . ............             8,672
            600   NASDAQ OMX Group * .........................            13,092
            526   Nelnet, Class A ............................             7,269
            600   People's United Financial ..................             9,816
          1,328   Willis Group Holdings ......................            32,881
                                                                 ---------------
                                                                         105,717
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 14.47%
            400   Beckman Coulter ............................   $        19,888
            211   Henry Schein * .............................             7,898
          1,378   IMS Health .................................            20,009
            517   Laboratory Corp of America
                     Holdings * ..............................            30,606
            376   Quest Diagnostics ..........................            18,556
            255   West Pharmaceutical Services ...............             8,471
                                                                 ---------------
                                                                         105,428
                                                                 ---------------
                  INDUSTRIALS - 11.03%
            200   Alliant Techsystems * ......................            16,162
            541   Equifax ....................................            13,374
            250   L-3 Communications Holdings ................            19,755
            946   RR Donnelley & Sons ........................             9,233
            200   Teledyne Technologies * ....................             5,574
            350   Watson Wyatt Worldwide, Class A ............            16,275
                                                                 ---------------
                                                                          80,373
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 22.47%
            300   Broadridge Financial Solutions .............             4,047
          1,399   Check Point Software
                  Technologies * .............................            31,715
          1,800   Convergys * ................................            13,554
            600   Fiserv * ...................................            19,050
            610   Hewitt Associates * ........................            17,312
          1,010   Intuit * ...................................            22,876
          1,700   Novell * ...................................             6,290
            951   Progress Software * ........................            16,224
            496   Sybase * ...................................            13,546
          1,400   Western Union ..............................            19,124
                                                                 ---------------
                                                                         163,738
                                                                 ---------------
                  MATERIALS - 6.49%
            500   Carpenter Technology .......................             8,250
            100   Compass Minerals International . ...........             6,017
            720   Silgan Holdings ............................            33,005
                                                                 ---------------
                                                                          47,272
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 3.59%
          1,566   Frontier Communications ....................            12,700
          1,553   Windstream .................................            13,480
                                                                 ---------------
                                                                          26,180
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $946,470) .........................           713,508
                                                                 ---------------
INVESTMENT COMPANY - 4.28%
         31,203   BlackRock Liquidity Funds
                  TempCash Portfolio .........................            31,203
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $31,203) ..........................            31,203
                                                                 ---------------
TOTAL INVESTMENTS - 102.21%
   (Cost $977,673)** .........................................           744,711
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.21)%                               (16,091)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $       728,620
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ......   $  22,910
Gross unrealized depreciation ......    (255,872)
                                       ---------
Net unrealized depreciation ........   $(232,962)
                                       =========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 13

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

Health Care                                3%
Telecommunications Services                1%
Consumer Discretionary                    23%
Financials                                17%
Industrials                               14%
Consumer Staples                          13%
Materials                                  8%
Utilities                                  6%
Cash & Net Other Assets and Liabilities    6%
Information Technology                     5%
Energy                                     4%

%    OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.46%
                  CONSUMER DISCRETIONARY - 22.61%
         39,070   Abercrombie & Fitch, Class A ...............   $       697,399
         65,520   Bank (Jos. A.) Clothiers * .................         1,799,179
        111,390   Barnes & Noble .............................         1,829,024
         86,660   Big Lots * .................................         1,165,577
        163,040   Brink's Home Security Holdings * ...........         3,728,725
        129,460   Callaway Golf ..............................           985,191
        114,420   Cracker Barrel Old Country Store ...........         2,010,359
         80,100   Dollar Tree * ..............................         3,421,071
         96,380   Dress Barn * ...............................           830,796
        196,200   Fred's, Class A ............................         2,013,012
         69,230   International Game Technology ..............           733,838
         81,450   JAKKS Pacific * ............................         1,493,793
        166,700   OfficeMax ..................................           918,517
        103,690   Papa John's International * ................         1,971,147
        202,690   PetSmart ...................................         3,804,491
         12,230   Polo Ralph Lauren ..........................           501,797
        181,570   Rent-A-Center * ............................         2,696,315
        117,130   Sotheby's ..................................         1,017,860
         45,940   UniFirst ...................................         1,205,466
                                                                 ---------------
                                                                      32,823,557
                                                                 ---------------
                  CONSUMER STAPLES - 13.46%
         68,666   American Dairy * ...........................           865,192
        230,193   Casey's General Stores .....................         4,891,601
         35,590   Coca-Cola Bottling .........................         1,599,770
         88,940   Industrias Bachoco, SP ADR .................         1,200,690
         55,546   J & J Snack Foods ..........................         1,939,111
        160,240   National Beverage * ........................         1,395,690
        209,150   Ruddick ....................................         5,030,058
         95,360   Village Super Market, Class A . ............         2,626,214
                                                                 ---------------
                                                                      19,548,326
                                                                 ---------------
                  ENERGY - 4.30%
         33,480   Bristow Group * ............................           809,881
         96,890   Cal Dive International * ...................           614,283
         59,850   Cimarex Energy .............................         1,486,674
         59,585   Encore Acquisition * .......................         1,619,520
         77,790   Frontier Oil ...............................         1,110,841

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  ENERGY (CONTINUED)
         96,920   Gulfport Energy * ..........................   $       371,204
         13,650   Petroleum Development * ....................           235,463
                                                                 ---------------
                                                                       6,247,866
                                                                 ---------------
                  FINANCIALS - 17.40%
         10,045   Alleghany * ................................         2,736,559
        106,280   Associated Bancorp .........................         1,663,282
         58,880   BancorpSouth ...............................         1,112,832
         26,710   Bank of Hawaii .............................           958,088
        107,497   Commerce Bancshares ........................         3,757,020
         58,330   FirstService * .............................           646,296
         41,890   Hilltop Holdings * .........................           418,900
         66,265   Max Capital Group ..........................         1,127,168
         38,140   Navigators Group * .........................         1,958,108
         60,070   Oppenheimer Holdings, Class A ..............           798,931
         36,640   PartnerRe ..................................         2,401,019
        106,960   People's United Financial ..................         1,749,866
         32,060   UMB Financial ..............................         1,242,004
         29,630   Unitrin ....................................           378,079
         27,710   W. R. Berkley ..............................           733,761
          5,132   White Mountains Insurance Group ............         1,239,378
         70,960   Whitney Holding ............................           921,770
         50,550   Zenith National Insurance ..................         1,417,422
                                                                 ---------------
                                                                      25,260,483
                                                                 ---------------
                  HEALTH CARE - 2.96%
         60,500   Res-Care * .................................           819,775
         12,540   STERIS .....................................           333,564
         82,930   Universal Health Services, Class B .........         3,138,900
                                                                 ---------------
                                                                       4,292,239
                                                                 ---------------
                  INDUSTRIALS - 14.05%
         51,055   AMERCO * ...................................         1,569,941
        190,940   Brink's ....................................         5,046,544
         63,540   Copart * ...................................         1,530,679
        146,800   Equifax ....................................         3,628,896
        154,680   Houston Wire & Cable .......................         1,105,962
         67,395   Korn/Ferry International * .................           633,513
         86,280   Monster Worldwide * ........................           794,639
         18,255   NACCO Industries, Class A ..................           583,977
        208,280   Pike Electric * ............................         2,343,150
        111,590   TrueBlue * .................................           948,515
        118,223   United Rentals * ...........................           659,684
         69,585   Viad .......................................         1,546,875
                                                                 ---------------
                                                                      20,392,375
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 5.11%
         18,260   Anixter International * ....................           492,655
         43,750   Bel Fuse, Class B ..........................           666,750
        160,730   Brightpoint * ..............................           752,216
        371,960   Ingram Micro, Class A * ....................         4,563,949
        108,840   Ituran Location and Control ................           938,201
                                                                 ---------------
                                                                       7,413,771
                                                                 ---------------
                  MATERIALS - 8.26%
         68,360   Airgas .....................................         2,413,792
        182,470   AptarGroup .................................         5,623,725
        215,290   Glatfelter .................................         1,875,176
         96,460   Pactiv, Class A * ..........................         2,085,465
                                                                 ---------------
                                                                      11,998,158
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 14

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                   JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  TELECOMMUNICATION SERVICES - 0.71%
         24,400   United States Cellular * ...................   $     1,023,580
                                                                 ---------------
                  UTILITIES - 5.60%
         54,145   ALLETE .....................................         1,683,909
         40,640   Integrys Energy Group ......................         1,696,720
        107,966   Portland General Electric ..................         2,099,939
         98,772   SJW ........................................         2,655,979
                                                                 ---------------
                                                                       8,136,547
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $167,895,969) .....................       137,136,902
                                                                 ---------------
INVESTMENT COMPANY - 11.10%
     16,110,497   BlackRock Liquidity Funds
                     TempFund Portfolio ......................        16,110,497
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $16,110,497) ......................        16,110,497
                                                                 ---------------
TOTAL INVESTMENTS - 105.56%
   (Cost $184,006,466)** .....................................       153,247,399
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (5.56)% ...................        (8,068,468)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   145,178,931
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...  $  1,595,728
Gross unrealized depreciation ...   (32,354,795)
                                   ------------
Net unrealized depreciation .....  $(30,759,067)
                                   ============

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 15

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CONSUMER STAPLES                           5%
INDUSTRIALS                               28%
INFORMATION TECHNOLOGY                    24%
HEALTH CARE                               17%
CONSUMER DISCRETIONARY                    15%
FINANCIALS                                 6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

%    OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.75%
                  CONSUMER DISCRETIONARY - 15.16%
         93,100   Aeropostale * ..............................   $     1,965,341
         37,225   Buckle .....................................           787,309
         46,475   Carter's * .................................           789,610
         11,425   Deckers Outdoor * ..........................           596,842
         46,550   G-III Apparel Group * ......................           256,025
         50,125   Jo-Ann Stores * ............................           640,096
         28,525   Panera Bread, Class A * ....................         1,340,105
                                                                 ---------------
                                                                       6,375,328
                                                                 ---------------
                  CONSUMER STAPLES - 4.45%
         16,850   Green Mountain Coffee Roasters * ...........           644,681
         46,500   TreeHouse Foods * ..........................         1,227,135
                                                                 ---------------
                                                                       1,871,816
                                                                 ---------------
                  FINANCIALS - 6.36%
         26,350   Community Bank System ......................           472,983
         55,175   First Commonwealth Financial . .............           529,128
        102,100   Janus Capital Group ........................           536,025
         26,725   Mainsource Financial Group .................           261,103
         21,175   Republic Bancorp, Class A ..................           381,150
         37,900   Valley National Bancorp ....................           493,458
                                                                 ---------------
                                                                       2,673,847
                                                                 ---------------
                  HEALTH CARE - 17.07%
         34,775   Cubist Pharmaceuticals * ...................           744,533
         21,550   Genoptix * .................................           730,545
         11,075   Greatbatch * ...............................           258,048
         53,300   Martek Biosciences .........................         1,409,785
         21,350   Masimo * ...................................           592,890
        102,500   Mylan * ....................................         1,161,325
         20,900   Myriad Genetics * ..........................         1,558,513
         24,950   Thoratec * .................................           722,802
                                                                 ---------------
                                                                       7,178,441
                                                                 ---------------
                  INDUSTRIALS - 28.31%
         50,350   Aecom Technology * .........................         1,274,359
         43,950   AeroVironment * ............................         1,628,787
        177,750   AMR * ......................................         1,055,835

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS (CONTINUED)
         34,850   Axsys Technologies * .......................   $     1,488,095
        126,375   Continental Airlines, Class B * . ..........         1,702,271
         20,625   EMCOR Group * ..............................           424,669
         19,150   Marten Transport * .........................           338,189
         56,375   McDermott International * ..................           584,609
         28,100   Perini * ...................................           585,885
         58,125   URS * ......................................         1,979,156
         18,175   Watson Wyatt Worldwide, Class A ............           845,138
                                                                 ---------------
                                                                      11,906,993
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 23.40%
         66,575   Akamai Technologies * ......................           897,431
         30,150   ANSYS * ....................................           749,529
         94,075   Arris Group * ..............................           669,814
         10,550   ManTech International, Class A * ...........           565,797
         35,200   Multi-Fineline Electronix * ................           652,256
         59,875   NetScout Systems * .........................           851,423
         98,475   ON Semiconductor * .........................           410,641
         48,125   Solera Holdings * ..........................         1,159,331
        121,125   Starent Networks * .........................         1,780,538
         97,500   TeleCommunication Systems, Class A * .......           698,100
         59,325   Websense * .................................           664,440
         50,600   Western Digital * ..........................           742,803
                                                                 ---------------
                                                                       9,842,103
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $44,706,845) ......................        39,848,528
                                                                 ---------------
INVESTMENT COMPANY - 2.18%
        917,551   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           917,551
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $917,551) .........................           917,551
                                                                 ---------------
TOTAL INVESTMENTS - 96.93%
   (Cost $45,624,396)** ......................................        40,766,079
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 3.07% .....................         1,289,938
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    42,056,017
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 2,163,875
Gross unrealized depreciation ...    (7,022,192)
                                    -----------
Net unrealized depreciation .....   $(4,858,317)
                                    ===========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 16

Aston Funds

TAMRO SMALL CAP FUND                                            JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

TELECOMMUNICATION SERVICES                 3%
CONSUMER DISCRETIONARY                    20%
FINANCIALS                                16%
INFORMATION TECHNOLOGY                    14%
HEALTH CARE                               13%
CONSUMER STAPLES                          12%
INDUSTRIALS                               11%
ENERGY                                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

%    OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.80%
                  CONSUMER DISCRETIONARY - 20.39%
        395,355   Aaron Rents ................................   $     8,642,460
         66,180   Blue Nile * ................................         1,338,160
        398,250   Bob Evans Farms ............................         6,993,270
        450,400   Carter's * .................................         7,652,296
        116,070   Chipotle Mexican Grill, Class A * ..........         5,543,503
        258,633   Choice Hotels International ................         6,807,221
        604,815   Corinthian Colleges * ......................        11,297,944
        235,160   M.D.C. Holdings ............................         7,205,302
        102,965   Morningstar * ..............................         3,569,797
         10,165   NVR * ......................................         4,331,205
        408,510   PetMed Express * ...........................         5,898,884
        188,685   Vail Resorts * .............................         4,400,134
                                                                 ---------------
                                                                      73,680,176
                                                                 ---------------
                  CONSUMER STAPLES - 11.83%
        385,720   Hain Celestial Group * .....................         5,870,658
        454,895   Lance ......................................         8,565,673
        503,300   NBTY * .....................................         9,497,271
        435,620   TreeHouse Foods * ..........................        11,496,012
        471,600   United Natural Foods * .....................         7,328,664
                                                                 ---------------
                                                                      42,758,278
                                                                 ---------------
                  ENERGY - 6.40%
        324,380   Bill Barrett * .............................         7,172,042
        376,722   Holly ......................................         8,803,993
        732,888   Willbros Group * ...........................         7,138,329
                                                                 ---------------
                                                                      23,114,364
                                                                 ---------------
                  FINANCIALS - 16.17%
        325,219   Bank of the Ozarks .........................         7,379,219
        284,760   First American .............................         6,219,158
        267,283   GAMCO Investors ............................         8,349,921
        444,400   Glacier Bancorp ............................         6,821,540
        653,805   Knight Capital Group, Class A * ............        11,788,104
        365,295   Lexington Realty Trust, REIT ...............         1,618,257

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
         12,465   Markel * ...................................   $     3,365,924
        396,060   Raymond James Financial ....................         7,331,071
        234,058   Washington, REIT ...........................         5,572,921
                                                                 ---------------
                                                                      58,446,115
                                                                 ---------------
                  HEALTH CARE - 12.67%
        555,770   AMN Healthcare Services * ..................         3,779,236
        204,680   Analogic ...................................         5,117,000
        294,485   Cerner * ...................................         9,930,034
        361,734   Perrigo ....................................        10,616,893
        179,045   Teleflex ...................................         9,521,613
        100,230   United Therapeutics * ......................         6,810,629
                                                                 ---------------
                                                                      45,775,405
                                                                 ---------------
                  INDUSTRIALS - 10.58%
        487,879   Argon ST * .................................         9,338,004
        380,365   Baldor Electric ............................         5,328,914
        255,195   EMCOR Group * ..............................         5,254,465
        362,604   General Cable * ............................         5,968,462
        245,912   Trex * .....................................         3,637,038
        187,615   Watson Wyatt Worldwide, Class A ............         8,724,098
                                                                 ---------------
                                                                      38,250,981
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 14.23%
        259,575   F5 Networks * ..............................         5,754,778
        105,095   Itron * ....................................         6,862,704
        725,820   L-1 Identity Solutions * ...................         5,262,195
        205,817   ManTech International, Class A * ...........        11,037,966
        277,000   Quality Systems ............................        10,326,560
        507,155   RightNow Technologies * ....................         2,961,785
        339,458   SeaChange International * ..................         2,009,591
        651,505   Take-Two Interactive Software * ............         4,573,565
        390,757   VASCO Data Security International * ........         2,649,332
                                                                 ---------------
                                                                      51,438,476
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.53%
        580,830   Cbeyond * ..................................         9,142,264
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $397,858,822) .....................       342,606,059
                                                                 ---------------
INVESTMENT COMPANY - 6.73%
     24,322,653   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        24,322,653
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $24,322,653) ......................       24,322,653
                                                                 ---------------
TOTAL INVESTMENTS - 101.53%
   (Cost $422,181,475)** .....................................       366,928,712
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.53)% ...................        (5,513,320)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   361,415,392
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 22,580,612
Gross unrealized depreciation ...    (77,833,375)
                                    ------------
Net unrealized depreciation .....   $(55,252,763)
                                    ============

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 17

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  4%
HEALTH CARE                                1%
CONSUMER DISCRETIONARY                    24%
CONSUMER STAPLES                          20%
INDUSTRIALS                               14%
FINANCIALS                                13%
INFORMATION TECHNOLOGY                     7%
MATERIALS                                  6%
ENERGY                                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

%    OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 94.96%
                  CONSUMER DISCRETIONARY - 23.73%
        300,670   AH Belo, Class A ...........................   $       601,340
        231,484   Audiovox, Class A * ........................         1,043,993
        137,043   Bank (Jos. A.) Clothiers * .................         3,763,201
        189,423   Barnes & Noble .............................         3,110,326
        137,380   Big Lots * .................................         1,847,761
        230,706   Brink's Home Security Holdings * ...........         5,276,246
        245,260   Callaway Golf ..............................         1,866,429
        199,406   Cracker Barrel Old Country Store ...........         3,503,563
        156,091   Dollar Tree * ..............................         6,666,647
        208,119   Dress Barn * ...............................         1,793,986
        370,988   Fred's, Class A ............................         3,806,337
        127,952   Frisch's Restaurants .......................         2,752,248
        182,654   Hampshire Group * (a) ......................           652,988
         49,790   International Speedway, Class A ............         1,159,111
        190,376   JAKKS Pacific * ............................         3,491,496
        146,860   Lazare Kaplan International * ..............           543,382
        540,178   Mac-Gray * .................................         3,497,653
         74,494   Nathan's Famous * ..........................         1,023,548
        291,780   OfficeMax * ................................         1,607,708
        182,788   Papa John's International * ................         3,474,800
         59,937   PetMed Express * ...........................           865,490
        271,005   Rent-A-Center * ............................         4,024,424
        214,100   Sotheby's ..................................         1,860,529
         90,443   UniFirst ...................................         2,373,224
                                                                 ---------------
                                                                      60,606,430
                                                                 ---------------
                  CONSUMER STAPLES - 20.04%
        247,786   American Dairy * ...........................         3,122,104
        406,510   Casey's General Stores .....................         8,638,337
        109,929   Coca-Cola Bottling .........................         4,941,308
        250,608   HQ Sustainable Maritime Industries * .......         1,791,847
        321,760   Industrias Bachoco, SP ADR .................         4,343,760
        129,031   J & J Snack Foods ..........................         4,504,472
        466,157   National Beverage * ........................         4,060,227
        354,661   Ruddick ....................................         8,529,597

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CONSUMER STAPLES (CONTINUED)
        263,230   Village Super Market, Class A ..............   $     7,249,354
        617,743   Zapata * ...................................         3,984,442
                                                                 ---------------
                                                                      51,165,448
                                                                 ---------------
                  ENERGY - 5.54%
         67,270   Bristow Group * ............................         1,627,261
        323,426   Cal Dive International * ...................         2,050,521
         58,704   Eastern American Natural Gas Trust .........         1,520,434
        143,840   Encore Acquisition * .......................         3,909,571
        725,299   Evolution Petroleum * ......................         1,087,949
        132,080   Frontier Oil ...............................         1,886,102
        226,557   Gulfport Energy * ..........................           867,713
        239,187   HKN * ......................................           643,413
         32,698   Petroleum Development * ....................           564,041
                                                                 ---------------
                                                                      14,157,005
                                                                 ---------------
                  FINANCIALS - 13.17%
        189,894   Associated Bancorp .........................         2,971,841
         79,400   BancorpSouth ...............................         1,500,660
         56,370   Bank of Hawaii .............................         2,021,992
         21,170   First Citizens BancShares, Class A .........         2,960,836
        112,099   First Midwest Bancorp ......................         1,120,990
        134,660   FirstService * .............................         1,492,033
         29,209   Gyrodyne Company of America, REIT * ........           686,412
         88,730   Hilltop Holdings * .........................           887,300
         74,611   Maui Land & Pineapple * ....................           688,660
        122,361   Max Capital Group ..........................         2,081,361
        597,279   Medallion Financial ........................         4,037,606
         78,267   Navigators Group * .........................         4,018,228
        150,764   Oppenheimer Holdings, Class A ..............         2,005,161
         65,770   UMB Financial ..............................         2,547,930
         62,900   Unitrin ....................................           802,604
          3,378   White Mountains Insurance Group * ..........           815,787
        183,277   Whitney Holding ............................         2,380,768
         22,050   Zenith National Insurance ..................           618,282
                                                                 ---------------
                                                                      33,638,451
                                                                 ---------------
                  HEALTH CARE - 1.57%
        252,006   Chindex International * ....................         1,519,596
        140,380   Res-Care * .................................         1,902,149
         21,520   STERIS .....................................           572,432
                                                                 ---------------
                                                                       3,994,177
                                                                 ---------------
                  INDUSTRIALS - 13.52%
        106,300   AMERCO * ...................................         3,268,725
        171,320   Bowne & Co. ................................           479,697
        232,906   Brink's ....................................         6,155,705
         92,840   Chase ......................................         1,016,598
         35,240   Copart * ...................................           848,932
        142,640   Geo Group * ................................         2,111,072
        335,033   Houston Wire & Cable .......................         2,395,486
        191,183   Korn/Ferry International * .................         1,797,120
         38,092   Lawson Products ............................           728,319
         39,592   NACCO Industries, Class A ..................         1,266,548
        368,890   Pike Electric * ............................         4,150,013
        452,203   RSC Holdings * .............................         3,210,641
        279,910   TrueBlue * .................................         2,379,235
        151,473   Viad .......................................         3,367,245
        634,100   WCA Waste * ................................         1,350,633
                                                                 ---------------
                                                                      34,525,969
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 18

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                 JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 6.86%
        124,959   Bel Fuse, Class B...........................   $     1,904,375
        472,531   Brightpoint *...............................         2,211,445
         85,922   Cass Information Systems....................         2,048,380
         50,550   Computer Services (a).......................         1,364,850
        280,710   Electro Rent................................         2,975,526
        275,533   Ingram Micro, Class A *.....................         3,380,790
        164,701   Intevac *...................................           721,390
        302,910   Ituran Location and Control.................         2,611,084
        477,750   Optimal Group, Class A *....................           305,760
                                                                 ---------------
                                                                      17,523,600
                                                                 ---------------
                  MATERIALS - 6.23%
        385,376   AptarGroup..................................        11,877,288
         65,910   Castle (A.M.)...............................           557,599
        399,376   Glatfelter..................................         3,478,565
                                                                 ---------------
                                                                      15,913,452
                                                                 ---------------
                  UTILITIES - 4.30%
         76,400   ALLETE......................................         2,376,040
        193,560   Portland General Electric...................         3,764,742
        180,296   SJW.........................................         4,848,159
                                                                 ---------------
                                                                      10,988,941
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $335,204,628)......................      242,513,473
                                                                 ---------------
INVESTMENT COMPANY - 5.10%
     13,011,243   BlackRock Liquidity Funds
                     Temp Fund Portfolio......................        13,011,243
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $13,011,243).......................        13,011,243
                                                                 ---------------
TOTAL INVESTMENTS - 100.06%
   (Cost $348,215,871)**......................................       255,524,716
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.06)%....................          (148,388)
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $   255,376,328
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.....   $  5,377,112
Gross unrealized depreciation.....    (98,068,267)
                                     ------------
Net unrealized depreciation.......   $(92,691,155)
                                     ============

(a) These securities have been determined by the Adviser to be an illiquid security. At January 31, 2009, these securities amounted to $2,017,838 or 0.79% of net assets.

REIT   Real Estate Investment Trust

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 19

Aston Funds

NEPTUNE INTERNATIONAL FUND                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INDUSTRIALS                                1%
CONSUMER STAPLES                          23%
CASH & NET OTHER ASSETS AND LIABILITIES   18%
HEALTH CARE                               15%
ENERGY                                    13%
MATERIALS                                  9%
FINANCIALS                                 8%
CONSUMER DISCRETIONARY                     7%
TELECOMMUNICATION SERVICES                 6%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 81.98%
                  CHINA - 19.07%
        100,000   China Life Insurance (a) ...................   $       263,197
         35,000   China Mobile (a) ...........................           315,062
        175,000   China Oilfield Services (a) ................           137,410
        165,000   CNOOC (a) ..................................           142,006
        200,000   Mandarin Oriental International ............           160,000
        350,000   PetroChina (a) .............................           258,360
        110,000   Shangri-La Asia (a) ........................           128,113
                                                                 ---------------
                                                                       1,404,148
                                                                 ---------------
                  GERMANY - 4.33%
          6,000   Bayer (a) ..................................           318,501
                                                                 ---------------
                  JAPAN - 0.25%
          1,800   Komatsu (a) ................................            18,583
                                                                 ---------------
                  LUXEMBOURG - 0.34%
          3,000   Evraz Group, GDR (a) .......................            25,200
                                                                 ---------------
                  NETHERLANDS - 5.28%
          5,000   Akzo Nobel (a) .............................           178,506
         19,000   Reed Elsevier (a) ..........................           210,275
                                                                 ---------------
                                                                         388,781
                                                                 ---------------
                  NORWAY - 2.14%
          7,000   Yara International (a) .....................           157,400
                                                                 ---------------
                  RUSSIA - 14.87%
          1,000   Aeroflot - Russian International
                  Airlines, GDR (a) ..........................            67,861
         13,000   Gazprom, SP ADR ............................           170,430
          3,250   LUKOIL, SP ADR .............................           109,037
         22,186   Mining and Metallurgical
                     Company Norilsk Nickel, ADR .............            93,181
          4,000   Mobile TeleSystems, SP ADR .................            85,200
         16,000   Polyus Gold, SP ADR ........................           236,000
         45,000   Rosneft Oil, GDR (a) .......................           139,470
          9,000   Vimpel-Communications, SP ADR ..............            54,810

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  RUSSIA (CONTINUED)
          3,500   Wimm-Bill-Dann Foods, ADR * ................   $        84,875
          8,000   X 5 Retail Group, GDR * (a) ................            54,083
                                                                 ---------------
                                                                       1,094,947
                                                                 ---------------
                  SWITZERLAND - 3.81%
          2,000   Roche Holding (a) ..........................           280,769
                                                                 ---------------
                  UNITED KINGDOM - 31.89%
          7,500   AstraZeneca (a) ............................           289,007
         10,000   British American Tobacco PLC (a) ...........           274,197
         20,000   Diageo (a) .................................           268,349
         12,500   GlaxoSmithKline (a) ........................           220,462
         13,000   HSBC Holdings PLC (a) ......................           100,864
         38,000   ICAP (a) ...................................           129,068
         15,000   Imperial Tobacco Group (a) .................           410,165
         50,000   Tesco PLC (a) ..............................           258,402
         31,500   Tullett Prebon PLC (a) .....................            69,306
         15,000   Unilever (a) ...............................           329,047
                                                                 ---------------
                                                                       2,348,867
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $12,329,722) ......................         6,037,196
                                                                 ---------------
INVESTMENT COMPANY - 18.40%
      1,355,537   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,355,537
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,355,537) .......................         1,355,537
                                                                 ---------------
TOTAL INVESTMENTS - 100.38%
   (Cost $13,685,259)** ......................................         7,392,733
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.38)% ...................           (28,186)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     7,364,547
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......  $    14,743
Gross unrealized depreciation .......   (6,307,269)
                                       -----------
Net unrealized depreciation .........  $(6,292,526)
                                       ===========

(a) Securities with a total aggregate market value of $5,043,663 or 68.49% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR American Depositary Receipt

GDR Global Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 20

Aston Funds

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS, CASH & NET
   OTHER ASSETS AND LIABILITIES    3%
FINANCIAL                         21%
MATERIALS                         14%
INDUSTRIALS                       13%
ENERGY                            12%
CONSUMER STAPLES                  12%
HEALTH CARE                       11%
TELECOMMUNICATION SERVICES        10%
CONSUMER DISCRETIONARY             2%
EXCHANGE TRADED FUND               2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.58%
                  AUSTRALIA - 1.50%
          7,160   QBE Insurance Group (a) ....................   $       107,673
                                                                 ---------------
                  BELGIUM - 1.72%
          1,684   Mobistar (a) ...............................           123,586
                                                                 ---------------
                  BRAZIL - 1.64%
          4,509   Petroleo Brasileiro, ADR ...................           118,136
                                                                 ---------------
                  CANADA - 1.57%
          2,751   Niko Resources .............................           113,158
                                                                 ---------------
                  CHINA - 1.64%
        279,000   Industrial & Commercial
                  Bank of China, Class H (a) .................           117,960
                                                                 ---------------
                  DENMARK - 2.01%
          2,723   Novo Nordisk, Class B (a) ..................           145,064
                                                                 ---------------
                  FRANCE - 7.31%
          7,284   Axa (a) ....................................           114,714
          3,140   Cap Gemini (a) .............................           107,901
          6,048   Suez Environnement * (a) ...................            96,376
          2,470   Total (a) ..................................           123,091
          2,483   Vinci (a) ..................................            84,696
                                                                 ---------------
                                                                         526,778
                                                                 ---------------
                  GERMANY - 8.30%
          2,386   Bayer (a) ..................................           126,657
          2,166   Fresenius (a) ..............................           119,767
          4,115   Hannover Rueckversicherung (a) .............           125,778
          2,332   K+S (a) ....................................           110,191
            875   Muenchener Rueckversicherungs-
                     Gesellschaft (a) ........................           115,557
                                                                 ---------------
                                                                         597,950
                                                                 ---------------
                  GREECE - 1.68%
          8,000   Hellenic Telecommunications
                     Organization (a) ........................           121,015
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HONG KONG - 1.60%
         13,000   Sun Hung Kai Properties (a) ................   $       115,172
                                                                 ---------------
                  IRELAND - 1.73%
          5,313   CRH (a) ....................................           124,792
                                                                 ---------------
                  ITALY - 1.82%
          6,203   Eni (a) ....................................           131,201
                                                                 ---------------
                  JAPAN - 17.41%
             16   Central Japan Railway (a) ..................           114,111
         22,500   Mitsubishi UFJ Financial Group (a) .........           124,815
         13,000   Mitsui (a) .................................           135,658
         10,000   Mitsui Fudosan (a) .........................           128,966
             76   NTT DoCoMo (a) .............................           132,396
          2,700   SECOM (a) ..................................           113,376
          5,000   Seven & I Holdings (a) .....................           133,334
          2,805   Sumitomo Mitsui Financial Group (a) ........           111,166
         33,000   Tokyu (a) ..................................           143,207
          1,700   UniCharm (a) ...............................           117,131
                                                                 ---------------
                                                                       1,254,160
                                                                 ---------------
                  NETHERLANDS - 1.60%
          8,672   Koninklijke (Royal) (a) ....................           115,428
                                                                 ---------------
                  NORWAY - 1.47%
          4,709   Yara International (a) .....................           105,886
                                                                 ---------------
                  PAGUA NEW GUINEA - 2.88%
         69,141   Lihir Gold * (a) ...........................           137,196
         25,800   Oil Search (a) .............................            69,848
                                                                 ---------------
                                                                         207,044
                                                                 ---------------
                  RUSSIA - 1.32%
          7,259   Gazprom, SP ADR ............................            95,165
                                                                 ---------------
                  SPAIN - 1.56%
          6,345   Telefonica (a) .............................           112,489
                                                                 ---------------
                  SWITZERLAND - 11.63%
          2,359   Actelion * (a) .............................           128,015
          3,711   Julius Baer Holding (a) ....................           110,051
          1,501   Lonza Group (a) ............................           136,968
          3,447   Nestle (a) .................................           119,126
          2,699   Novartis * (a) .............................           110,903
            632   Syngenta (a) ...............................           122,222
            610   Zurich Financial Services (a) ..............           109,990
                                                                 ---------------
                                                                         837,275
                                                                 ---------------
                  UNITED KINGDOM - 27.19%
          7,786   Admiral Group (a) ..........................           100,955
         22,286   BAE Systems (a) ............................           129,350
          9,160   BG Group (a) ...............................           125,589
         16,762   BP (a) .....................................           118,709
          8,721   De La Rue (a) ..............................           117,779
          5,367   Imperial Tobacco Group (a) .................           146,757
         19,542   Peter Hambro Mining (a) ....................           156,345
          3,876   Randgold Resources (a) .....................           173,512
          2,586   Reckitt Benckiser Group (a) ................            99,593
         26,740   Rolls-Royce Group (a) ......................           127,647
          8,412   Standard Chartered (a) .....................           106,291
         21,667   Tesco (a) ..................................           111,976
         41,045   Tui Travel (a) .............................           132,742
          5,516   Unilever (a) ...............................           121,001

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 21

Aston Funds

BARINGS INTERNATIONAL FUND                                      JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  UNITED KINGDOM (CONTINUED)
         63,694   Vodafone Group (a) .........................   $       118,300
          8,782   Xstrata (a) ................................            71,749
                                                                 ---------------
                                                                       1,958,295
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $8,543,094) .......................         7,028,227
                                                                 ---------------
EXCHANGE TRADED FUND - 1.82%
                  UNITED STATES - 1.82%
          3,392   iShares MSCI EAFE Index Fund ...............           131,270
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUND
                     (Cost $152,051) .........................           131,270
                                                                 ---------------
INVESTMENT COMPANY - 4.19%
        301,634   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           301,634
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $301,634) .........................           301,634
                                                                 ---------------
TOTAL INVESTMENTS - 103.59%
   (Cost $8,996,779)** .......................................         7,461,131
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (3.59)% ...................          (258,263)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     7,202,868
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation........  $    95,736
Gross unrealized depreciation........   (1,631,384)
                                       -----------
Net unrealized depreciation..........  $(1,535,648)
                                       ===========

(a) Securities with a total aggregate market value of $6,701,768 or 93.04% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR  American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 22

Aston Funds

FORTIS GLOBAL REAL ESTATE FUND                                  JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
REAL ESTATE MANAGEMENT AND DEVELOPMENT    23%
DIVERSIFIED                               21%
RETAIL                                    19%
OFFICE PROPERTIES                         12%
RESIDENTIAL                                8%
HEALTH CARE                                6%
STORAGE                                    4%
INDUSTRIAL                                 3%
HOTELS                                     3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.11%
                  AUSTRALIA - 11.00%
         56,719   Challenger Diversified
                     Property Group (a) ......................   $        17,977
        177,225   Dexus Property Group (a) ...................            83,445
        108,740   Goodman Group (a) ..........................            47,622
        144,200   GPT Group (a) ..............................            68,318
        438,004   Macquarie Office Trust (a) .................            51,407
        104,908   Mirvac Group (a) ...........................            74,173
         47,562   Stockland (a) ..............................           108,052
         64,356   Westfield Group (a) ........................           485,733
                                                                 ---------------
                                                                         936,727
                                                                 ---------------
                  AUSTRIA - 1.01%
          5,857   CA Immobilien Anlagen * (a) ................            29,339
          9,385   Conwert Immobilien Invest * (a) ............            56,234
                                                                 ---------------
                                                                          85,573
                                                                 ---------------
                  CANADA - 3.11%
          7,001   Boardwalk Real Estate
                     Investment Trust ........................           152,609
          4,107   Canadian Real Estate
                     Investment Trust ........................            67,554
          3,751   RioCan Real Estate
                     Investment Trust ........................            44,477
                                                                 ---------------
                                                                         264,640
                                                                 ---------------
                  FINLAND - 0.89%
         25,296   Citycon (a) ................................            50,449
          6,856   Technopolis (a) ............................            25,163
                                                                 ---------------
                                                                          75,612
                                                                 ---------------
                  FRANCE - 6.00%
            983   Icade (a) ..................................            79,033
          3,997   Klepierre (a) ..............................            95,088
            813   Societe de la Tour Eiffel (a) ..............            25,346
          2,321   Unibail-Rodamco (a) ........................           311,159
                                                                 ---------------
                                                                         510,626
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  GERMANY - 0.24%
          3,642   DIC Asset (a) ..............................   $        20,627
                                                                 ---------------
                  HONG KONG - 11.64%
         61,000   Hang Lung Properties (a) ...................           137,131
         31,000   Henderson Land Development (a) .............           118,415
        126,500   Link, REIT (a) .............................           236,633
         51,000   Sun Hung Kai Properties (a) ................           451,828
         19,000   Wharf Holdings (a) .........................            46,949
                                                                 ---------------
                                                                         990,956
                                                                 ---------------
                  JAPAN - 13.24%
              2   Global One Real Estate
                     Investment Corp (a) .....................            15,943
              3   Japan Logistics Fund Inc (a) ...............            16,503
             12   Japan Real Estate Investment (a) ...........           108,154
         29,000   Mitsubishi Estate (a) ......................           380,289
         23,000   Mitsui Fudosan (a) .........................           296,621
             15   Nippon Building Fund (a) ...................           160,926
         13,000   Sumitomo Realty & Development (a) ..........           148,890
                                                                 ---------------
                                                                       1,127,326
                                                                 ---------------
                  NETHERLANDS - 0.72%
          1,416   Eurocommercial Properties (a) ..............            40,896
          1,950   Vastned Offices/Industrial (a) .............            20,608
                                                                 ---------------
                                                                          61,504
                                                                 ---------------
                  NORWAY - 0.24%
         26,553   Norwegian Property ASA (a) .................            20,242
                                                                 ---------------
                  SINGAPORE - 4.02%
        184,000   Ascendas Real Estate
                     Investment Trust (a) ....................           173,841
         76,000   Capitaland (a) .............................           117,690
         97,000   Lippo-Mapletree Indonesia
                     Retail Trust (a) ........................            17,989
         75,000   Suntec Real Estate
                     Investment Trust (a) ....................            32,456
                                                                 ---------------
                                                                         341,976
                                                                 ---------------
                  SWEDEN - 1.38%
         16,801   Fabege * (a) ...............................            56,244
          6,614   Kungsleden (a) .............................            33,870
          2,470   Wihlborgs Fastigheter (a) ..................            27,663
                                                                 ---------------
                                                                         117,777
                                                                 ---------------
                  UNITED KINGDOM - 5.44%
         17,307   Big Yellow Group (a) .......................            42,292
         19,717   British Land (a) ...........................           128,685
          7,223   Derwent London (a) .........................            62,398
         18,506   Great Portland Estates (a) .................            61,478
          6,384   Land Securities Group (a) ..................            63,613
         49,847   Safestore Holdings (a) .....................            47,498
         18,051   Segro (a) ..................................            41,670
         51,146   Workspace Group (a) ........................            15,668
                                                                 ---------------
                                                                         463,302
                                                                 ---------------
                  UNITED STATES - 40.18%
          1,451   AMB Property ...............................            23,390
          1,643   AvalonBay Communities ......................            85,142
          5,960   Boston Properties ..........................           258,068
          2,500   Cousins Properties .........................            24,025
          3,222   Digital Realty Trust .......................           102,782
         14,990   Douglas Emmett .............................           139,407
          4,754   EastGroup Properties .......................           144,426

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 23

Aston Funds

FORTIS GLOBAL REAL ESTATE FUND                                  JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  UNITED STATES (CONTINUED)
          2,635   Entertainment Properties Trust .............   $        59,683
          7,397   Equity Residential .........................           177,010
          2,560   Essex Property Trust .......................           169,088
          3,992   Federal Realty Investment Trust ............           202,115
          8,201   HCP ........................................           191,411
          5,920   Health Care, REIT ..........................           223,835
         15,870   Host Hotels & Resorts ......................            85,381
          1,460   Kilroy Realty ..............................            33,376
          5,418   Kimco Realty ...............................            77,911
          3,627   Mack-Cali Realty ...........................            73,701
          4,843   National Retail Properties .................            69,884
          1,804   Nationwide Health Properties ...............            46,056
          8,109   ProLogis ...................................            81,171
          3,846   Public Storage .............................           237,952
          2,909   Regency Centers ............................           102,688
          8,484   Simon Property Group .......................           364,642
          8,209   Starwood Hotels & Resorts Worldwide ........           124,120
          3,051   Taubman Centers ............................            60,562
          4,819   UDR ........................................            56,527
          2,041   Ventas .....................................            56,883
          2,923   Vornado Realty Trust .......................           148,518
                                                                 ---------------
                                                                       3,419,754
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $13,964,883) ......................         8,436,642
                                                                 ---------------
CLOSED-END FUND - 0.26%
                  LUXEMBOURG - 0.26%
          5,624   ProLogis European Properties (a) ...........            22,169
                                                                 ---------------
                  TOTAL CLOSED-END FUND
                     (Cost $72,264) ..........................            22,169
                                                                 ---------------
INVESTMENT COMPANY - 2.04%
        173,816   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           173,816
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $173,816) .........................           173,816
                                                                 ---------------
TOTAL INVESTMENTS - 101.41%
   (Cost $14,210,963)** ......................................         8,632,627
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.41)% ...................          (120,425)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     8,512,202
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation........  $    19,748
Gross unrealized depreciation........   (5,598,084)
                                       -----------
Net unrealized depreciation..........  $(5,578,336)
                                       ===========

(a) Securities with a total aggregate market value of $4,774,417 or 56.09% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 24

Aston Funds

SMART PORTFOLIOS FUND                                           JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

FIXED INCOME                              73%
INTERNATIONAL EQUITIES                    10%
DOMESTIC EQUITIES                         10%
CASH & NET OTHER ASSETS AND LIABILITIES    7%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
EXCHANGE TRADED FUNDS - 92.93%
                  DOMESTIC EQUITIES - 10.36%
          4,807   iShares Morningstar Mid Growth
                     Index Fund ..............................   $       245,493
          7,809   PowerShares Dynamic OTC Portfolio * ........           243,250
          4,864   ProShares Short QQQ ........................           360,179
          8,606   Utilities Select Sector SPDR Fund ..........           247,681
          5,499   Vanguard Health Care .......................           247,675
                                                                 ---------------
                                                                       1,344,278
                                                                 ---------------
                  FIXED INCOME - 72.73%
        106,141   iShares Barclays 1-3 Year
                     Treasury Bond Fund ......................         8,946,625
          2,387   iShares Barclays Aggregate Bond Fund .......           243,713
          2,477   iShares iBoxx $ Investment
                     Grade Corporate Bond Fund ...............           247,254
                                                                 ---------------
                                                                       9,437,592
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 9.84%
          7,366   BLDRS Emerging Markets 50 ADR Index Fund ...           190,264
          7,277   iShares MSCI Brazil Index Fund .............           257,242
         18,821   iShares MSCI Canada Index Fund .............           315,252
          9,786   iSHares MSCI South Korea Index Fund ........           259,623
         10,183   iShares S&P Latin America 40 Index Fund ....           254,472
                                                                 ---------------
                                                                       1,276,853
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                     (Cost $11,989,414) ......................        12,058,723
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 5.06%
        655,989   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       655,989
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $655,989) .........................           655,989
                                                                 ---------------
TOTAL INVESTMENTS - 97.99%
   (Cost $12,645,403)** ......................................        12,714,712
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 2.01% .....................           260,889
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    12,975,601
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation........  $ 80,409
Gross unrealized depreciation........   (11,100)
                                       --------
Net unrealized appreciation..........  $ 69,309
                                       ========

ADR  American Depositary Receipt

OTC  Over The Counter

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 25

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

REAL ESTATE                                2%
DOMESTIC EQUITIES                         66%
CASH & NET OTHER ASSETS AND LIABILITIES   12%
FIXED INCOME                              10%
INTERNATIONAL EQUITIES                     7%
ASSET ALLOCATION                           3%

% OF TOTAL NET ASSETS

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
EXCHANGE TRADED FUNDS - 87.83%
                  ASSET ALLOCATION - 2.97%
          1,970   CurrencyShares Australian Dollar Trust .....   $       125,607
            920   Euro Currency Trust ........................           117,972
          5,120   PowerShares DB US Dollar Index Bearish
                     Fund * ..................................           127,846
                                                                 ---------------
                                                                         371,425
                                                                 ---------------
                  DOMESTIC EQUITIES - 65.98%
          3,920   Diamonds Trust Series I ....................           313,953
          3,730   Energy Select Sector SPDR Fund .............           175,012
          2,250   Fidelity NASDAQ Composite Index Tracking
                      Stock ..................................           131,467
         16,960   Health Care Select Sector SPDR Fund ........           444,861
          5,340   iShares Dow Jones U.S. Basic Materials
                      Sector Index Fund ......................           181,987
          7,600   iShares Dow Jones U.S. Index Fund ..........           306,432
          6,400   iShares Dow Jones US Consumer Services
                     Sector Index Fund .......................           246,720
          5,700   iShares Nasdaq Biotechnology Index Fund ....           402,306
          8,410   iShares Russell 1000 Index Fund ............           377,609
          5,250   iShares Russell 1000 Value Index Fund ......           229,372
          2,750   iShares Russell 2000 Growth Index Fund .....           129,855
          5,510   iShares Russell 2000 Index Fund ............           245,085
          2,700   iShares Russell 2000 Value Index Fund ......           114,453
          9,630   iShares Russell 3000 Growth Index Fund .....           274,744
          8,360   iShares Russell 3000 Index Fund ............           398,354
          7,250   iShares S&P 100 Index Fund .................           284,345

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  DOMESTIC EQUITIES (CONTINUED)
          5,190   iShares S&P North American
                     Natural Resources Sector Index Fund .....   $       127,570
          2,800   iShares S&P SmallCap 600 Value Index Fund ..           117,152
          4,330   iShares S&P U.S. Preferred Stock Index
                     Fund ....................................           111,714
         10,140   KBW Insurance ETF ..........................           218,720
          4,720   Market Vectors Agribusiness ETF ............           126,307
          3,860   Market Vectors Gold Miners ETF .............           132,128
          7,700   Pharmaceutical HOLDRs Trust ................           455,917
          9,110   PowerShares Financial Preferred Portfolio ..           101,485
          9,850   PowerShares Preferred Portfolio ............           109,039
         12,710   PowerShares QQQ ............................           369,353
         10,190   PowerShares S&P 500 BuyWrite Portfolio .....           172,415
          9,930   PowerShares Water Resources Portfolio ......           125,515
          7,260   SPDR S&P Oil & Gas Equipment & Services
                     ETF .....................................           127,123
          4,720   SPDR S&P Oil & Gas Exploration & Production
                     ETF .....................................           141,175
          4,701   SPDR Trust Series 1 ........................           389,384
          7,600   Vanguard Industrials ETF ...................           283,936
          4,870   Vanguard Large-Cap ETF .....................           182,528
          4,580   Vanguard Mid-Cap ETF .......................           184,299
          6,080   Vanguard Mid-Cap Value Index Fund ..........           180,819
          5,400   Vanguard Utilities ETF .....................           325,296
                                                                 ---------------
                                                                       8,238,430
                                                                 ---------------
                  FIXED INCOME - 9.77%
          2,630   iShares Barclays U.S. Treasury
                  Inflation Protected Securities Fund ........           260,633
          1,740   iShares iBoxx $ High Yield Corporate Bond
                     Fund ....................................           130,918
          1,310   iShares iBoxx $ Investment Grade Corporate
                     Bond Fund ...............................           130,764
          4,510   SPDR Barclays Capital High Yield Bond ETF ..           143,779
          6,070   SPDR Barclays Capital Municipal Bond ETF ...           133,540
          2,920   UltraShort 20+ Year Treasury ProShares .....           139,576
          4,970   UltraShort Lehman 7-10 Year Treasury
                     ProShares ...............................           280,109
                                                                 ---------------
                                                                       1,219,319
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 7.22%
         11,500   iShares FTSE/Xinhua China 25 Index Fund ....           289,685
          4,330   iShares MSCI Mexico Investable Market Index
                     Fund ....... ............................           119,898
          6,550   iShares S&P Global Energy Sector Index
                     Fund ............ .......................           181,631
          8,840   iShares S&P Global Technology Sector Index
                     Fund ........ ...........................           310,549
                                                                 ---------------
                                                                         901,763
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 26

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                            JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  REAL ESTATE - 1.89%
          6,520   iShares Cohen & Steers Realty
                  Majors Index Fund REIT .....................   $       235,763
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                     (Cost $11,843,371) ......................        10,966,700
                                                                 ---------------
INVESTMENT COMPANY - 11.93%
      1,489,738   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,489,738
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,489,738) .......................         1,489,738
                                                                 ---------------
TOTAL INVESTMENTS - 99.76%
   (Cost $13,333,109)** ......................................        12,456,438
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.24% .....................            30,157
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    12,486,595
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $ 115,573
Gross unrealized depreciation .......    (992,244)
                                        ---------
Net unrealized depreciation .........   $(876,671)
                                        =========

ETF  Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 27

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                  JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

OTHER COMMON STOCKS AND CASH & NET OTHER ASSETS AND LIABILITIES    5%
INDUSTRIALS                                                       23%
INFORMATION TECHNOLOGY                                            20%
CONSUMER STAPLES                                                  15%
ENERGY                                                            11%
CONSUMER DISCRETIONARY                                            11%
FINANCIALS                                                         9%
TELECOMMUNICATION SERVICES                                         6%

% OF TOTAL NET ASSETS

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
COMMON STOCKS - 100.80%
                  CONSUMER DISCRETIONARY - 10.52%
         14,000   Carnival (a) ...............................   $       254,660
         20,000   Home Depot (a) .............................           430,600
         12,000   Kohl's * (a) ...............................           440,520
         25,000   Staples (a) ................................           398,500
                                                                 ---------------
                                                                       1,524,280
                                                                 ---------------
                  CONSUMER STAPLES - 15.31%
         19,000   Archer-Daniels-Midland (a) .................           520,220
          9,500   Coca-Cola (a) ..............................           405,840
         15,000   CVS Caremark (a) ...........................           403,200
         19,000   Sysco (a) ..................................           423,510
         17,000   Walgreen (a) ...............................           465,970
                                                                 ---------------
                                                                       2,218,740
                                                                 ---------------
                  ENERGY - 10.73%
          5,000   ConocoPhillips (a) .........................           237,650
         11,000   Schlumberger (a) ...........................           448,910
         19,000   Smith International (a) ....................           431,300
          8,000   Transcocean * (a) ..........................           436,960
                                                                 ---------------
                                                                       1,554,820
                                                                 ---------------
                  FINANCIALS - 9.20%
         22,000   American Express (a) .......................           368,060
         17,004   Bank of America ............................           111,886
         30,000   Citigroup ..................................           106,500
         18,000   Comerica (a) ...............................           299,880
         12,000   SunTrust Banks .............................           147,120
         15,902   Wells Fargo (a) ............................           300,548
                                                                 ---------------
                                                                       1,333,994
                                                                 ---------------
                  INDUSTRIALS - 23.06%
          6,500   Burlington Northern Santa Fe (a) ...........           430,625
         12,000   Caterpillar (a) ............................           370,200
         11,000   Fluor (a) ..................................           427,900
         32,000   General Electric ...........................           388,160
         11,000   Jacobs Engineering Group * .................           425,370

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  INDUSTRIALS (CONTINUED)
         12,000   Norfolk Southern ...........................   $       460,320
         18,000   Shaw Group * ...............................           500,400
          8,000   United Parcel Service, Class B (a) .........           339,920
                                                                 ---------------
                                                                       3,342,895
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 20.13%
         13,000   Automatic Data Processing (a) ..............           472,290
         26,000   Cisco Systems * (a) ........................           389,220
         45,000   Corning ....................................           454,950
         35,000   EMC * (a) ..................................           386,400
         31,000   Intel ......................................           399,900
         23,000   Microsoft (a) ..............................           393,300
         25,000   Xilinx (a) .................................           421,250
                                                                 ---------------
                                                                       2,917,310
                                                                 ---------------
                  MATERIALS - 5.70%
         18,000   duPont (E.I.) de Nemours (a) ...............           413,280
         11,000   PPG Industries (a) .........................           413,380
                                                                 ---------------
                                                                         826,660
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 6.15%
         18,000   AT&T (a) ...................................           443,160
         15,000   Verizon Communications (a) .................           448,050
                                                                 ---------------
                                                                         891,210
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $21,543,341) ......................        14,609,909
                                                                 ---------------
INVESTMENT COMPANY - 4.11%
        595,269   BlackRock Liquidity Funds
                     FedFund Portfolio .......................           595,269
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $595,269) .........................           595,269
                                                                 ---------------
TOTAL INVESTMENTS - 104.91%
   (Cost $22,138,610)** ......................................        15,205,178
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (4.91)% ...................          (711,149)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    14,494,029
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $   247,144
Gross unrealized depreciation .......    (7,180,576)
                                        -----------
Net unrealized depreciation .........   $(6,933,432)
                                        ===========

(a)  These securities are pledged as collateral for call options written.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 28

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                  JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Transactions in written call options for the period ended January 31, 2009 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                4,003     $   705,618
CALL OPTIONS WRITTEN               7,389       1,222,977
CALL OPTIONS CLOSED OR EXPIRED    (6,851)     (1,185,376)
                                  ------     -----------
OUTSTANDING, JANUARY 31, 2009      4,541     $   743,219
                                  ======     ===========

Premiums received and value of written options outstanding as of January 31, 2009 were as follows:

   NUMBER OF                                           PREMIUM         MARKET
   CONTRACTS                 DESCRIPTION               RECEIVED        VALUE
---------------   ---------------------------------   ---------   ---------------
                  American Express
             30   Strike @ $32.5 Exp 07/09 ........   $   5,160   $           375
                  Archer-Daniels-Midland
            190   Strike @ $25 Exp 03/09 ..........      40,759            66,500
                  AT&T
            170   Strike @ $35 Exp 07/09 ..........      13,345             2,125
                  Automatic Data Processing
            130   Strike @ $42.5 Exp 08/09 ........      41,599            19,825
                  Burlington Northern Santa Fe
             43   Strike @ $95 Exp 07/09 ..........      16,641             2,365
                  Carnival
            140   Strike @ $22.5 Exp 07/09 ........      31,079            22,750
                  Caterpillar
             45   Strike @ $50 Exp 05/09 ..........       9,315               495
             65   Strike @ $55 Exp 05/09 ..........       8,970               390
                  Cisco Systems
            260   Strike @ $19 Exp 07/09 ..........      19,110            15,860
                  Coca Cola
             95   Strike @ $52.5 Exp 08/09 ........      16,720             6,650
                  Comerica
             38   Strike @ $30 Exp 07/09 ..........       4,446             2,185
            142   Strike @ $25 Exp 07/09 ..........      25,134            18,105
                  ConocoPhillps
             35   Strike @ $65 Exp 05/09 ..........      10,920             1,400
                  CVS Caremark
            150   Strike @ $32.5 Exp 08/09 ........      22,300            20,625
                  duPont (E. I.) de Nemours
            160   Strike @ $35 Exp 07/09 ..........      20,320             1,600
                  EMC
            300   Strike @ $14 Exp 07/09 ..........      26,550            13,950
                  Fluor
             20   Strike @ $65 Exp 04/09 ..........       5,940               400
             80   Strike @ $70 Exp 07/09 ..........      18,400             5,600
                  Home Depot
            200   Strike @ $27.5 Exp 08/09 ........      32,200            22,600
                  Jacobs Engineering Group
             25   Strike @ $75 Exp 07/09 ..........       8,425             1,750
             15   Strike @ $65 Exp 07/09 ..........       5,205             2,400

   NUMBER OF                                           PREMIUM         MARKET
   CONTRACTS                 DESCRIPTION               RECEIVED        VALUE
---------------   ---------------------------------   ---------   ---------------
             50   Strike @ $70 Exp 07/09 ..........      14,850             5,250
                  Kohls
            115   Strike @ $40 Exp 04/09 ..........   $  21,505   $        32,200
                  Microsoft
             30   Strike @ $24 Exp 07/09 ..........       3,000               870
            200   Strike @ $22 Exp 07/09 ..........      14,700            12,200
                  PPG Industries
             85   Strike @ $60 Exp 05/09 ..........      29,495               425
                  Schlumberger
            110   Strike @ $60 Exp 08/09 ..........      22,770            17,600
                  Shaw Group
            150   Strike @ $30 Exp 07/09 ..........      31,648            82,500
             30   Strike @ $45 Exp 07/09 ..........       5,010             4,800
                  Smith International
            170   Strike @ $35 Exp 07/09 ..........      31,190            17,000
                  Staples
            220   Strike @ $25 Exp 06/09 ..........      21,270             4,180
             20   Strike @ $22.5 Exp 06/09 ........       1,940               700
                  Sysco
            125   Strike @ $25 Exp 05/09 ..........      14,000             8,125
             29   Strike @ $27.5 Exp 08/09 ........       3,248             1,523
                  Transocean
             80   Strike @ $75 Exp 08/09 ..........      25,660            30,400
                  United Parcel Service,
                  Class B
             70   Strike @ $60 Exp 04/09 ..........      20,790               700
             10   Strike @ $70 Exp 04/09 ..........       2,770                50
                  Verizon Communications
            135   Strike @ $35 Exp 07/09 ..........      28,417            12,690
                  Walgreens
            170   Strike @ $30 Exp 07/09 ..........      26,690            28,050
                  Wells Fargo
            159   Strike @ $26 Exp 07/09 ..........      20,193            27,030
                  Xilinx
             86   Strike @ $22.5 Exp 03/09 ........       8,041               645
             20   Strike @ $20 Exp 06/09 ..........       1,470             1,700
            144   Strike @ $22.5 Exp 06/09 ........      12,024             5,040
                                                      ---------   ---------------
                  TOTAL WRITTEN CALL OPTIONS ......   $ 743,219   $       521,628
                                                      =========   ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 29

Aston Funds

FORTIS REAL ESTATE FUND                                         JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
RETAIL                                    26%
OFFICE PROPERTIES                         15%
HEALTH CARE                               14%
RESIDENTIAL                               14%
DIVERSIFIED                                9%
STORAGE                                    8%
INDUSTRIAL                                 7%
HOTELS                                     6%

% OF TOTAL NET ASSETS

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.84%
                  DIVERSIFIED - 8.69%
         18,200   Digital Realty Trust .......................   $       580,580
         14,008   Entertainment Properties Trust .............           317,281
         16,100   Vornado Realty Trust .......................           818,041
                                                                 ---------------
                                                                       1,715,902
                                                                 ---------------
                  HEALTHCARE - 14.42%
         48,500   HCP ........................................         1,131,990
         31,398   Health Care, REIT ..........................         1,187,158
         12,000   Nationwide Health Properties ...............           306,360
          7,961   Ventas .....................................           221,873
                                                                 ---------------
                                                                       2,847,381
                                                                 ---------------
                  HOTELS - 6.43%
        121,900   Host Hotels & Resorts ......................           655,822
         40,600   Starwood Hotels & Resorts
                     Worldwide ...............................           613,872
                                                                 ---------------
                                                                       1,269,694
                                                                 ---------------
                  INDUSTRIAL - 6.93%
         25,104   EastGroup Properties .......................           762,660
         60,501   ProLogis Trust .............................           605,615
                                                                 ---------------
                                                                       1,368,275
                                                                 ---------------
                  OFFICE PROPERTIES - 14.97%
         32,100   Boston Properties ..........................         1,389,930
         84,900   Douglas Emmett .............................           789,570
         15,400   Kilroy Realty ..............................           352,044
         20,870   Mack-Cali Realty ...........................           424,078
                                                                 ---------------
                                                                       2,955,622
                                                                 ---------------
                  RESIDENTIAL - 13.50%
          7,230   AvalonBay Communities ......................           374,598
         44,400   Equity Residential Properties Trust ........         1,062,492
         13,600   Essex Property Trust .......................           898,280
         28,193   UDR ........................................           330,704
                                                                 ---------------
                                                                       2,666,074
                                                                 ---------------

                                                                      MARKET
    SHARES                                                            VALUE
---------------                                                  ---------------
                  RETAIL - 26.22%
         21,100   Federal Realty Investment Trust ............   $     1,068,293
         13,967   Kimco Realty ...............................           200,846
         57,400   National Retail Properties .................           828,282
         16,400   Regency Centers ............................           578,920
         49,400   Simon Property Group .......................         2,123,212
         19,100   Taubman Centers ............................           379,135
                                                                 ---------------
                                                                       5,178,688
                                                                 ---------------
                  STORAGE - 7.68%
         24,500   Public Storage .............................         1,515,815
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $31,052,790) ......................        19,517,451
                                                                 ---------------
FOREIGN COMMON STOCK - 0.52%
                  CANADA - 0.52%
          4,700   Boardwalk Real Estate
                     Investment Trust ........................           102,451
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCK
                     (Cost $99,889) ..........................           102,451
                                                                 ---------------
INVESTMENT COMPANY - 1.02%
        200,597   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           200,597
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $200,597) .........................           200,597
                                                                 ---------------
TOTAL INVESTMENTS - 100.38%
   (Cost $31,353,276)* .......................................        19,820,499
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.38)% ...................           (74,593)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    19,745,906
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .......   $     40,514
Gross unrealized depreciation .......    (11,573,291)
                                        ------------
Net unrealized depreciation .........   $(11,532,777)
                                        ============

REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 30

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
COMMON STOCKS                             60%
CORPORATE NOTES AND BONDS                 22%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    14%

% OF TOTAL NET ASSETS



                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 60.06%
                  CONSUMER DISCRETIONARY - 5.27%
          6,500   Johnson Controls ...........................   $        81,315
          8,300   McDonald's .................................           481,566
          7,100   NIKE, Class B ..............................           321,275
                                                                 ---------------
                                                                         884,156
                                                                 ---------------
                  CONSUMER STAPLES - 13.43%
         10,700   Coca-Cola ..................................           457,104
          4,650   Colgate-Palmolive ..........................           302,436
          5,600   Costco Wholesale ...........................           252,168
          7,700   CVS Caremark ...............................           206,976
          6,270   PepsiCo ....................................           314,942
          6,265   Procter & Gamble ...........................           341,443
          8,000   Wal-Mart Stores ............................           376,960
                                                                 ---------------
                                                                       2,252,029
                                                                 ---------------
                  ENERGY - 7.44%
         10,200   Cameron International * ....................           236,232
          3,200   Devon Energy ...............................           197,120
         11,200   Halliburton ................................           193,200
          4,500   Occidental Petroleum .......................           245,475
          9,200   Schlumberger ...............................           375,452
                                                                 ---------------
                                                                       1,247,479
                                                                 ---------------
                  FINANCIALS - 2.58%
         25,200   Charles Schwab .............................           342,468
          4,800   Wells Fargo ................................            90,720
                                                                 ---------------
                                                                         433,188
                                                                 ---------------
                  HEALTH CARE - 10.94%
          9,900   Abbott Laboratories ........................           548,856
          6,000   Allergan ...................................           228,720
          9,200   Gilead Sciences * ..........................           467,084
         20,100   Schering-Plough ............................           352,956
          5,600   Stryker ....................................           236,544
                                                                 ---------------
                                                                       1,834,160
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 3.99%
          9,300   Emerson Electric ...........................   $       304,110
          9,400   Fluor ......................................           365,660
                                                                 ---------------
                                                                         669,770
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 14.96%
          5,000   Apple * ....................................           450,650
          1,388   Google, Class A * ..........................           469,880
         12,900   Hewlett-Packard ............................           448,275
         14,900   Juniper Networks * .........................           210,984
         14,500   QUALCOMM ...................................           500,975
          5,300   Research In Motion * .......................           293,620
          2,700   Visa, Class A ..............................           133,245
                                                                 ---------------
                                                                       2,507,629
                                                                 ---------------
                  MATERIALS - 1.45%
          3,200   Monsanto ...................................           243,392
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $12,718,142) ......................        10,071,803
                                                                 ---------------

   PAR VALUE
---------------
CORPORATE NOTES AND BONDS - 22.12%
                  CONSUMER STAPLES - 2.94%
       $200,000   PepsiCo
                     5.000%, 06/01/18 ........................           208,904
        275,000   Wal-Mart Stores
                     4.125%, 07/01/10 ........................           284,349
                                                                 ---------------
                                                                         493,253
                                                                 ---------------
                  ENERGY - 1.75%
        275,000   Conoco Funding
                     6.350%, 10/15/11 ........................           293,388
                                                                 ---------------
                  FINANCIALS - 5.88%
        250,000   Bank of America
                     5.375%, 08/15/11 ........................           251,462
        275,000   General Electric Capital, MTN,
                     Series A
                     5.875%, 02/15/12 ........................           279,572
        275,000   Goldman Sachs Group
                     5.150%, 01/15/14 ........................           253,782
        200,000   Wells Fargo
                     4.200%, 01/15/10 ........................           200,578
                                                                 ---------------
                                                                         985,394
                                                                 ---------------
                  HEALTHCARE - 2.87%
        250,000   Abbott Laboratories
                     4.350%, 03/15/14 ........................           259,320
        200,000   Johnson & Johnson
                     5.950%, 08/15/37 ........................           221,058
                                                                 ---------------
                                                                         480,378
                                                                 ---------------
                  INDUSTRIAL - 1.55%
        250,000   3M
                     4.375%, 08/15/13 ........................           259,797
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 4.41%
        250,000   Cisco Systems
                     5.500%, 02/22/16 ........................           267,587
        200,000   Hewlett-Packard
                     4.500%, 03/01/13 ........................           208,417

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 31

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY (CONTINUED)
$       250,000   Oracle
                     4.950%, 04/15/13 ........................   $       264,174
                                                                 ---------------
                                                                         740,178
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.72%
        200,000   BellSouth Capital Funding
                     7.750%, 02/15/10 ........................           208,674
        250,000   Verizon Communications
                     5.550%, 02/15/16 ........................           247,578
                                                                 ---------------
                                                                         456,252
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $3,662,150) .......................         3,708,640
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.39%
                  FEDERAL HOME LOAN MORTGAGE - 1.57%
        100,000   6.625%, 09/15/09 ...........................           103,652
        150,000   4.500%, 01/15/13 ...........................           159,332
                                                                 ---------------
                                                                         262,984
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.07%
        275,000   6.000%, 05/15/11 ...........................           299,870
        200,000   4.375%, 09/15/12 ...........................           215,068
                                                                 ---------------
                                                                         514,938
                                                                 ---------------
                  U.S. TREASURY BONDS - 5.04%
        175,000   8.125%, 08/15/19 ...........................           245,766
        100,000   8.000%, 11/15/21 ...........................           142,656
        175,000   6.875%, 08/15/25 ...........................           243,578
        175,000   5.375%, 02/15/31 ...........................           212,406
                                                                 ---------------
                                                                         844,406
                                                                 ---------------
                  U.S. TREASURY NOTES - 4.71%
        225,000   4.000%, 02/15/15 ...........................           249,838
        250,000   4.500%, 02/15/16 ...........................           284,824
        225,000   4.625%, 02/15/17 ...........................           255,516
                                                                 ---------------
                                                                         790,178
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                     (Cost $2,183,535) .......................         2,412,506
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANIES - 2.03%
        322,269   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       322,269
         17,959   BlackRock Liquidity Funds
                     TempFund Portfolio ......................            17,959
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $340,228) .........................           340,228
                                                                 ---------------
TOTAL INVESTMENTS - 98.60%
   (Cost $18,904,055)** ......................................        16,533,177
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.40% .....................           235,441
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    16,768,618
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation...   $   423,833
Gross unrealized depreciation...    (2,794,711)
                                   -----------
Net unrealized depreciation...     $(2,370,878)
                                   ===========

MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ..............................    60%
Investment Company .........................     2%
U.S. Government Obligations ................    10%
U.S. Government Agency Obligations .........     5%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .....................................     3%
   Aa ......................................     6%
   A .......................................    14%
                                               ---
                                               100%
                                               ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 32

Aston Funds

BALANCED FUND                                                   JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
COMMON STOCKS                             65%
CORPORATE NOTES AND BONDS                 12%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    20%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 65.46%
                  CONSUMER DISCRETIONARY - 5.71%
          6,700   Johnson Controls ...........................   $        83,817
          8,300   McDonald's .................................           481,566
          7,500   NIKE, Class B ..............................           339,375
                                                                 ---------------
                                                                         904,758
                                                                 ---------------
                  CONSUMER STAPLES - 14.52%
         10,900   Coca-Cola ..................................           465,648
          4,600   Colgate-Palmolive ..........................           299,184
          5,700   Costco Wholesale ...........................           256,671
          7,800   CVS Caremark ...............................           209,664
          6,400   PepsiCo ....................................           321,472
          6,700   Procter & Gamble ...........................           365,150
          8,100   Wal-Mart Stores ............................           381,672
                                                                 ---------------
                                                                       2,299,461
                                                                 ---------------
                  ENERGY - 8.21%
         10,700   Cameron International * ....................           247,812
          3,400   Devon Energy ...............................           209,440
         11,900   Halliburton ................................           205,275
          4,500   Occidental Petroleum .......................           245,475
          9,600   Schlumberger ...............................           391,776
                                                                 ---------------
                                                                       1,299,778
                                                                 ---------------
                  FINANCIALS - 2.81%
         25,800   Charles Schwab .............................           350,622
          5,000   Wells Fargo ................................            94,500
                                                                 ---------------
                                                                         445,122
                                                                 ---------------
                  HEALTH CARE - 11.70%
         10,200   Abbott Laboratories ........................           565,488
          6,000   Allergan ...................................           228,720
          9,000   Gilead Sciences * ..........................           456,930
         20,600   Schering-Plough ............................           361,736
          5,700   Stryker ....................................           240,768
                                                                 ---------------
                                                                       1,853,642
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 4.24%
          9,100   Emerson Electric ...........................   $       297,570
          9,600   Fluor ......................................           373,440
                                                                 ---------------
                                                                         671,010
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 16.69%
          5,150   Apple * ....................................           464,169
          1,612   Google, Class A * ..........................           545,710
         13,200   Hewlett-Packard ............................           458,700
         15,800   Juniper Networks * .........................           223,728
         14,400   QUALCOMM ...................................           497,520
          5,700   Research In Motion * .......................           315,780
          2,800   Visa, Class A ..............................           138,180
                                                                 ---------------
                                                                       2,643,787
                                                                 ---------------
                  MATERIALS - 1.58%
          3,300   Monsanto ...................................           250,998
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $13,108,059) ......................        10,368,556
                                                                 ---------------

   PAR VALUE
---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.52%
                  FEDERAL HOME LOAN MORTGAGE - 6.80%
$       323,962   5.500%, 11/01/20,
                     Gold Pool # G18083 ......................           334,712
         52,647   5.500%, 12/01/20,
                     Gold Pool # G11820 ......................            54,394
        200,000   6.000%, 10/05/21, MTN ......................           202,728
        233,721   5.500%, 09/01/37,
                     Gold Pool # G03202 ......................           239,373
        242,373   5.000%, 04/01/38,
                     Gold Pool # G04334 ......................           246,396
                                                                 ---------------
                                                                       1,077,603
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.66%
        250,000   6.000%, 05/26/23 ...........................           240,986
        200,000   6.000%, 02/26/24 ...........................           199,723
         43,259   7.500%, 02/01/35,
                     Pool # 787557 ...........................            45,988
         32,395   7.500%, 04/01/35,
                     Pool # 819231 ...........................            34,439
        170,081   6.000%, 11/01/35,
                     Pool # 844078 ...........................           175,685
        350,884   6.000%, 12/01/36,
                     Pool # 888029 ...........................           362,116
        218,109   5.500%, 06/01/37,
                     Pool # 918778 ...........................           223,477
        241,214   5.500%, 03/01/38,
                     Pool # 962344 ...........................           247,150
                                                                 ---------------
                                                                       1,529,564
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.48%
        229,949   5.000%, 08/20/37, Pool # 4015 ..............           234,545
                                                                 ---------------
                  U.S. TREASURY NOTES - 1.58%
        250,000   3.000%, 02/15/09 ...........................           250,323
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT
                     AND AGENCY OBLIGATIONS
                     (Cost $3,013,429) .......................         3,092,035
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 33

Aston Funds

BALANCED FUND                                                   JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
CORPORATE NOTES AND BONDS - 12.29%
                  CONSUMER DISCRETIONARY - 2.07%
$        70,000   Darden Restaurants
                     Senior Unsecured Notes
                     6.800%, 10/15/37 ........................   $        48,444
        250,000   Macys Retail Holdings
                     6.375%, 03/15/37 ........................           144,061
         50,000   Time Warner Cable
                     8.250%, 02/14/14 ........................            53,180
        100,000   Yum! Brands
                     Senior Notes
                     6.875%, 11/15/37 ........................            81,657
                                                                 ---------------
                                                                         327,342
                                                                 ---------------
                  CONSUMER STAPLES - 0.67%
         50,000   Kraft Foods
                     Senior Unsecured Notes
                     6.750%, 02/19/14 ........................            54,228
         50,000   Kroger
                     8.050%, 02/01/10 ........................            51,756
                                                                 ---------------
                                                                         105,984
                                                                 ---------------
                  ENERGY - 2.07%
                  Hess
         50,000      Senior Unsecured Notes
                     8.125%, 02/15/19 ........................            51,171
         50,000      Senior Unsecured Notes
                     7.875%, 10/01/29 ........................            46,493
         50,000   Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19 ........................            54,371
         50,000   Nabors Industries
                     9.250%, 01/15/19 (a) ....................            48,316
         25,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39 ........................            26,097
         50,000   Weatherford International
                     9.625%, 03/01/19 ........................            50,971
         50,000   Western Oil Sands
                     Senior Secured
                     8.375%, 05/01/12 ........................            51,093
                                                                 ---------------
                                                                         328,512
                                                                 ---------------
                  FINANCIALS - 4.24%
        125,000   American Express
                     Senior Unsubordinated
                     7.000%, 03/19/18 ........................           124,464
        250,000   Bear Stearns, MTN
                     2.563%, 11/21/16 (b) ....................           205,770
        100,000   CIT Group
                     Senior Notes
                     3.483%, 11/03/10 (b) ....................            84,815
        150,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................           101,272
        250,000   SLM, MTN
                     5.625%, 08/01/33 ........................           154,456
                                                                 ---------------
                                                                         670,777
                                                                 ---------------
                  HEALTH CARE - 0.31%
         50,000   WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ........................            49,112
                                                                 ---------------
                  INDUSTRIALS - 0.33%
         50,000   FedEx
                     Senior Notes
                     8.000%, 01/15/19 ........................            52,101
                                                                 ---------------

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 0.38%
$       100,000   Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ........................   $        60,135
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.32%
         50,000   Telus
                     Senior Unsecured Notes
                     8.000%, 06/01/11 ........................            51,383
                                                                 ---------------
                  UTILITIES - 1.90%
        175,000   CILCORP
                     Senior Unsecured Notes
                     8.700%, 10/15/09 ........................           185,062
         50,000   FPL Group Capital
                     7.875%, 12/15/15 ........................            57,714
         50,000   Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19 ........................            57,931
                                                                 ---------------
                                                                         300,707
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $2,250,351) .......................         1,946,053
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 2.17%
        344,062   BlackRock Liquidity Funds
                     TempCash Portfolio ......................           344,062
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $344,062) .........................           344,062
                                                                 ---------------
TOTAL INVESTMENTS - 99.44%
   (Cost $18,715,901)** ......................................        15,750,706
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.56% .....................            88,461
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    15,839,167
                                                                 ===============

----------
*    Non-income producing security.

** At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $   294,139
Gross unrealized depreciation ...    (3,259,334)
                                    -----------
Net unrealized depreciation .....   $(2,965,195)
                                    ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2009, this security amounted to $48,316 or 0.31% of net assets. This security has been determined by the Sub-Adviser to be a liquid security.

(b) Floating rate note. The interest rate shown reflects the rate in effect at January 31, 2009.

MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ..............................    66%
Investment Company .........................     2%
U.S. Government Obligations ................     2%
U.S. Government Agency Obligations .........    18%
Corporate Notes and Bonds (Moody's Ratings)
   Aa ......................................     1%
   A .......................................     2%
   Baa .....................................     8%
   Ba ......................................     1%
                                               ---
                                               100%
                                               ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 34

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    5%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    54%
CORPORATE NOTES AND BONDS                 41%

% OF TOTAL NET ASSETS

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.85%
                  FEDERAL HOME LOAN MORTGAGE - 17.05%
$     1,821,087   5.500%, 11/01/20,
                     Gold Pool # G18083 ......................   $     1,881,518
        296,038   5.500%, 12/01/20,
                     Gold Pool # G11820 ......................           305,862
      1,000,000   6.500%, 07/20/22, MTN ......................         1,014,785
      1,000,000   6.250%, 10/02/23, MTN ......................         1,003,998
        309,321   6.000%, 10/01/35,
                     Gold Pool # A47772 ......................           319,864
        863,163   5.500%, 05/01/37,
                     Pool # A60048 ...........................           884,038
      1,869,764   5.500%, 09/01/37,
                     Gold Pool # G03202 ......................         1,914,982
      1,943,174   5.000%, 02/01/38,
                     Gold Pool # A73409 ......................         1,975,430
      2,423,728   5.000%, 04/01/38,
                     Gold Pool # G04334 ......................         2,463,962
                                                                 ---------------
                                                                      11,764,439
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.92%
        715,037   6.000%, 11/01/17,
                     Pool # 662854 ...........................           746,455
        420,747   6.000%, 04/01/18,
                     Pool # 725175 ...........................           439,497
        599,642   5.500%, 11/01/18,
                     Pool # 748886 ...........................           620,290
        331,000   4.500%, 06/01/19,
                     Pool # 747860 ...........................           336,967
      1,648,732   6.000%, 01/01/21,
                     Pool # 850787 ...........................         1,717,311
        500,000   6.000%, 12/02/21 ...........................           499,200
      1,000,000   6.250%, 05/02/22 ...........................         1,000,827
        400,000   6.200%, 06/06/22 ...........................           400,328
      1,500,000   6.000%, 03/03/23 ...........................         1,471,934
        250,000   6.000%, 03/13/23 ...........................           241,265
      1,000,000   6.000%, 05/26/23 ...........................           963,945
      1,000,000   6.000%, 02/26/24 ...........................           998,614

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$       883,385   6.000%, 09/01/32,
                     Pool # 847899 ...........................   $       916,355
        260,868   6.000%, 02/01/34,
                     Pool # 771952 ...........................           270,278
        275,925   7.500%, 02/01/35,
                     Pool # 787557 ...........................           293,335
        206,572   7.500%, 04/01/35,
                     Pool # 819231 ...........................           219,605
        955,978   6.000%, 11/01/35,
                     Pool # 844078 ...........................           987,475
        816,001   5.000%, 05/01/36,
                     Pool # 745581 ...........................           831,250
        701,768   6.000%, 12/01/36,
                     Pool # 888029 ...........................           724,232
        872,436   5.500%, 06/01/37,
                     Pool # 918778 ...........................           893,907
        807,104   6.500%, 10/01/37,
                     Pool # 888890 ...........................           842,045
      2,412,136   5.500%, 03/01/38,
                     Pool # 962344 ...........................         2,471,500
                                                                 ---------------
                                                                      17,886,615
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.89%
        895,208   5.000%, 05/01/37,
                     Pool # 782156 ...........................           913,101
      1,839,595   5.000%, 08/20/37,
                     Pool # 4015 .............................         1,876,364
      1,912,495   6.000%, 07/20/38,
                     Pool # 4195 .............................         1,967,951
                                                                 ---------------
                                                                       4,757,416
                                                                 ---------------
                  U.S. TREASURY NOTES - 3.99%
      2,750,000   3.000%, 02/15/09 ...........................         2,753,548
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT
                     AND AGENCY OBLIGATIONS
                     (Cost $36,270,786) ......................        37,162,018
                                                                 ---------------
CORPORATE NOTES AND BONDS - 40.97%
                  CONSUMER DISCRETIONARY - 8.47%
      1,000,000   Darden Restaurants
                     Senior Unsecured Notes
                     6.800%, 10/15/37 ........................           692,055
        750,000   Home Depot
                     Senior Unsecured Notes
                     5.875%, 12/16/36 ........................           562,832
        750,000   JC Penney
                     6.375%, 10/15/36 ........................           489,129
      1,000,000   Limited Brands
                     Senior Unsecured Notes
                     7.600%, 07/15/37 ........................           554,301
                  Macys Retail Holdings
        600,000      7.875%, 07/15/15 ........................           460,582
        500,000      6.375%, 03/15/37 ........................           288,121
      1,000,000   Nordstrom
                     Senior Unsecured Notes
                     7.000%, 01/15/38 ........................           661,430
        250,000   Staples
                     Senior Unsecured Notes
                     9.750%, 01/15/14 ........................           266,156
        450,000   Time Warner Cable
                     8.250%, 02/14/14 ........................           478,618
        500,000   Tyco Electronics Group
                     7.125%, 10/01/37 ........................           376,233

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 35

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  CONSUMER DISCRETIONARY (CONTINUED)
$       250,000   Viacom
                     Senior Unsecured Notes
                     6.125%, 10/05/17 ........................   $       207,739
        150,000   Wyndham Worldwide
                     6.000%, 12/01/16 ........................            74,450
        900,000   Yum! Brands
                     Senior Notes
                     6.875%, 11/15/37 ........................           734,911
                                                                 ---------------
                                                                       5,846,557
                                                                 ---------------
                  CONSUMER STAPLES - 3.59%
        500,000   Altria Group
                     8.500%, 11/10/13 ........................           550,323
      1,000,000   Kraft Foods
                     Senior Unsecured Notes
                     7.000%, 08/11/37 ........................         1,018,036
                  Kroger
        200,000      8.050%, 02/01/10 ........................           207,023
        250,000      6.900%, 04/15/38 ........................           254,561
        150,000   Pepsico
                     Senior Unsecured Notes
                     7.900%, 11/01/18 ........................           186,356
        250,000   Safeway
                     Senior Undsecured Notes
                     6.250%, 03/15/14 ........................           264,161
                                                                 ---------------
                                                                       2,480,460
                                                                 ---------------
                  ENERGY - 4.70%
        200,000   Conocophillips
                     6.500%, 02/01/39 ........................           199,869
                  Hess
                     Senior Unsecured Notes
        400,000      8.125%, 02/15/19 ........................           409,366
        100,000      7.875%, 10/01/29 ........................            92,987
        400,000   Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19 ........................           434,968
        450,000   Nabors Industries
                     9.250%, 01/15/19 (c) ....................           434,848
        225,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39 ........................           234,876
        400,000   Weatherford International
                     9.625%, 03/01/19 ........................           407,768
      1,005,000   Western Oil Sands
                     Senior Secured
                     8.375%, 05/01/12 ........................         1,026,962
                                                                 ---------------
                                                                       3,241,644
                                                                 ---------------
                  FINANCIALS - 11.41%
        250,000   American Express
                     Senior Unsecured Notes
                     8.150%, 03/19/38 ........................           264,806
        250,000   Bank of America
                     Senior Unsecured Notes
                     2.664%, 09/11/12 (b) ....................           230,160
      1,500,000   Bear Stearns, MTN
                     2.563%, 11/21/16 (b) ....................         1,234,619
                  CIT Group
                     Senior Notes
        500,000      3.483%, 11/03/10 (b) ....................           424,073
      1,000,000      2.425%, 02/13/12 (b) ....................           743,095

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
$     2,000,000   Citigroup
                     Subordinated Notes
                     2.708%, 08/25/36 (b) ....................   $     1,063,380
        500,000   General Electric Capital, MTN,
                     Series A
                     3.239%, 05/05/26 (b) ....................           268,747
        800,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................           540,118
        250,000   John Deere Capital
                     Senior Unsecured Notes, MTN
                     1.843%, 01/18/11 (b) ....................           238,438
        350,000   Korea Development Bank
                     Senior Notes
                     8.000%, 01/23/14 ........................           348,058
        750,000   Merrill Lynch, MTN
                     6.875%, 04/25/18 ........................           723,245
      1,540,000   NB Capital Trust II
                     7.830%, 12/15/26 ........................         1,175,079
      1,000,000   SLM, MTN
                     5.625%, 08/01/33 ........................           617,823
                                                                 ---------------
                                                                       7,871,641
                                                                 ---------------
                  HEALTHCARE - 2.14%
        500,000   Amgen
                     Senior Unsecured Notes
                     6.400%, 02/01/39 ........................           520,139
        500,000   Biogen Idec
                     Senior Unsecured Notes
                     6.875%, 03/01/18 ........................           515,604
        450,000   WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ........................           442,012
                                                                 ---------------
                                                                       1,477,755
                                                                 ---------------
                  INDUSTRIALS - 1.39%
        250,000   Caterpillar
                     7.000%, 12/15/13 ........................           273,976
        250,000   FedEx
                     Senior Notes
                     8.000%, 01/15/19 ........................           260,505
        450,000   Ingersoll-Rand Global Holding
                     6.875%, 08/15/18 ........................           422,641
                                                                 ---------------
                                                                         957,122
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 1.30%
        250,000   KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................           190,382
        400,000   Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ........................           240,540
        500,000   Telecom Italia Capital SA
                     7.721%, 06/04/38 ........................           468,089
                                                                 ---------------
                                                                         899,011
                                                                 ---------------
                  MATERIALS - 0.51%
        500,000   International Paper
                     8.700%, 06/15/38 ........................           348,693
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.32%
        450,000   AT&T
                     Senior Unsecured Notes
                     6.550%, 02/15/39 ........................           449,811

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 36

Aston Funds

TCH FIXED INCOME FUND                                           JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  TELECOMMUNICATION SERVICES (CONTINUED)
$       450,000   Telus
                     Senior Unsecured Notes
                     8.000%, 06/01/11 ........................   $       462,443
                                                                 ---------------
                                                                         912,254
                                                                 ---------------
                  UTILITIES - 6.14%
        995,000   CenterPoint Energy
                     Senior Notes, Series B
                     7.250%, 09/01/10 ........................           984,370
      1,500,000   CILCORP
                     Senior Unsecured Notes
                     8.700%, 10/15/09 ........................         1,586,250
        450,000   FPL Group Capital
                     7.875%, 12/15/15 ........................           519,431
        250,000   Oncor Electric Delivery
                     7.500%, 09/01/38 (c) ....................           246,963
        150,000   Pacific Gas & Electric
                     8.250%, 10/15/18 ........................           185,530
        450,000   Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19 ........................           521,373
        150,000   Virginia Electric and Power
                     Senior Unsecured Notes
                     8.875%, 11/15/38 ........................           194,130
                                                                 ---------------
                                                                       4,238,047
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $32,930,359) ......................        28,273,184
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 6.62%
      4,569,069   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         4,569,069
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $4,569,069) .......................         4,569,069
                                                                 ---------------
TOTAL INVESTMENTS - 101.44%
   (Cost $73,770,214)* .......................................        70,004,271
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.44)% ...................          (995,793)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    69,008,478
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.....   $ 1,619,861
Gross unrealized depreciation.....    (5,385,804)
                                     -----------
Net unrealized depreciation.......   $(3,765,943)
                                     ===========

(a)  Annualized yield at the time of purchase.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2009

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2009, these securities amounted to $681,811 or 0.99% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

MTN Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ........................     7%
U.S. Government Obligations ...............     4%
U.S. Government Agency Obligations ........    50%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ....................................    --**
   Aa .....................................     2%
   A ......................................    10%
   Baa ....................................    23%
   Ba .....................................     4%
                                              ---
                                              100%
                                              ===

**   Represents less than 1%

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 37

Aston Funds

FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND                    JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH AND NET OTHER ASSETS AND LIABILITIES   18%
COMMERCIAL PAPER                            50%
CERTIFICATES OF DEPOSIT                     23%
CORPORATE NOTES AND BONDS                    3%
TIME DEPOSITS                                5%
REPURCHASE AGREEMENT                         1%

% OF TOTAL NET ASSETS

                                                                    AMORTIZED
   PAR VALUE                                                            COST
---------------                                                  ---------------
COMMERCIAL PAPER (A) - 49.89%
                  ASSET-BACKED (B) - 30.52%
                  Atlantic Asset Securitization
$    10,019,000      0.450%, 02/23/09 ........................   $    10,016,245
     15,000,000      0.550%, 03/16/09 ........................        14,990,146
     20,000,000      0.500%, 04/16/09 ........................        19,979,444
     20,000,000   Barton Capital LLC
                     1.150%, 02/02/09 ........................        19,999,361
                  Bryant Park Funding LLC
     50,000,000      0.300%, 02/09/09 ........................        49,996,667
     20,000,000      0.450%, 02/27/09 ........................        19,993,500
     20,000,000   CRC Funding LLC
                     1.050%, 02/03/09 ........................        19,998,833
                  Gemini Securitization LLC
     30,000,000      0.500%, 04/02/09 ........................        29,975,000
     20,000,000      0.500%, 04/07/09 ........................        19,981,944
     15,000,000   Jupiter Securitization LLC
                     1.100%, 02/02/09 ........................        14,999,542
     24,900,000   Mont Blanc Capital
                     0.370%, 02/17/09 ........................        24,895,905
                  Old Line Funding LLC
     20,000,000      0.400%, 02/10/09 ........................        19,998,000
     55,864,000      0.300%, 03/05/09 ........................        55,849,103
                  Ranger Funding LLC
     20,000,000      1.400%, 02/23/09 ........................        19,982,889
     20,000,000      0.450%, 02/24/09 ........................        19,994,250
     25,000,000      0.400%, 04/06/09 ........................        24,982,222
                  Thames Asset Global Securitization
     40,000,000      0.450%, 02/25/09 ........................        39,988,000
     20,000,000      0.550%, 04/14/09 ........................        19,978,000
     51,531,000   Variable Funding Capital
                     0.320%, 02/02/09 ........................        51,530,542
     20,000,000   Yorktown Capital LLC
                     0.500%, 03/18/09 ........................        19,987,500
                                                                 ---------------
                                                                     517,117,093
                                                                 ---------------

                                                                    AMORTIZED
   PAR VALUE                                                            COST
---------------                                                  ---------------
                  BANKS - 12.11%
$    17,000,000   ANZ National International
                     0.940%, 04/14/09 (b) ....................   $    16,968,040
                  Bank of Nova Scotia
     15,000,000      0.440%, 03/17/09 ........................        14,991,933
     15,000,000      0.540%, 03/27/09 ........................        14,987,850
                  Danske
     15,000,000      1.200%, 02/17/09 (b) ....................        14,992,000
     14,500,000      1.040%, 02/27/09 (b) ....................        14,489,109
     15,000,000      1.090%, 04/14/09 (b) ....................        14,967,300
                  Lloyds Bank
     19,000,000      1.020%, 03/06/09 ........................        18,982,235
     30,000,000      0.990%, 03/09/09 ........................        29,970,300
     10,000,000   Nordea NA
                     2.780%, 02/13/09 ........................         9,990,733
                  Societe Generale NA
     20,000,000      0.670%, 03/09/09 ........................        19,986,600
     20,000,000      0.720%, 03/23/09 ........................        19,980,000
     15,000,000      0.740%, 03/27/09 ........................        14,983,350
                                                                 ---------------
                                                                     205,289,450
                                                                 ---------------
                  FINANCE - 5.49%
                  American Honda Finance
      6,500,000      1.500%, 02/03/09 ........................         6,499,458
     22,600,000      0.450%, 02/04/09 ........................        22,599,153
                  Toyota Motor Credit
     15,000,000      1.100%, 03/02/09 ........................        14,986,708
     14,000,000      1.050%, 03/03/09 ........................        13,987,750
     20,000,000      0.900%, 03/16/09 ........................        19,978,500
     15,000,000      0.900%, 03/23/09 ........................        14,981,250
                                                                 ---------------
                                                                      93,032,819
                                                                 ---------------
                  INSURANCE - 1.77%
     30,000,000   New York Life Capital
                     0.400%, 02/03/09 ........................        29,999,333
                                                                 ---------------
                  TOTAL COMMERCIAL PAPER
                  (Cost $845,438,695) ........................       845,438,695
                                                                 ---------------
CERTIFICATES OF DEPOSIT - 22.89%
     20,000,000   Australia & New Zealand Banking Group (NY)
                     0.250%, 02/18/09 ........................        19,998,583
     20,000,000   Bank of America
                     2.970%, 02/09/09 ........................        20,000,000
     10,000,000   Bank of Nova Scotia (Houston)
                     3.209%, 05/05/09 (c) ....................        10,001,687
     23,000,000   Barclays Bank PLC (NY)
                     0.868%, 03/16/09 (c) ....................        23,000,000
                  BNP Paribas (NY)
     20,000,000      3.090%, 02/20/09 ........................        20,000,000
     15,000,000      3.060%, 03/05/09 ........................        15,000,000
                  Calyon (NY)
     20,000,000      2.530%, 02/02/09 ........................        20,000,210
     20,000,000      3.130%, 03/09/09 ........................        20,000,000
     30,000,000      2.200%, 03/11/09 ........................        30,037,888
                  Lloyds Bank
     15,000,000      1.500%, 03/18/09 ........................        15,008,407
      8,000,000      1.340%, 04/06/09 ........................         8,000,566
                  Nordea Bank Finland (NY)
     15,000,000      2.610%, 02/11/09 ........................        15,007,671
     26,875,000      0.394%, 04/09/09 (c) ....................        26,854,978
     20,000,000   Rabobank Nederland (NY)
                     2.950%, 02/17/09 ........................        20,000,000
     15,000,000   Societe Generale NY
                     0.750%, 04/08/09 ........................        15,002,743

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 38

Aston Funds

FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND                    JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED


                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
CERTIFICATES OF DEPOSIT (CONTINUED)
$    25,000,000   State Street Bank & Trust
                     2.950%, 03/10/09 ........................   $    25,000,000
     30,000,000   Svenska Handlesbank
                     0.850%, 04/06/09 ........................        29,986,704
     15,000,000   Toronto Dominion Holdings USA
                     3.000%, 02/17/09 ........................        15,000,066
                  US Bank NA
     20,000,000      2.900%, 02/06/09 ........................        20,000,000
     20,000,000      2.950%, 03/04/09 ........................        20,000,000
                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $387,899,503) ........................       387,899,503
                                                                 ---------------
CORPORATE NOTES AND BONDS - 3.13%
                  BANKS - 3.13%
                  Bank of America
     12,251,000      5.875%, 02/15/09 ........................        12,263,234
      7,000,000      1.586%, 03/24/09 (c) ....................         6,986,073
     28,900,000   Bank of America NA
                     2.181%, 02/27/09 (c) ....................        28,897,263
      5,000,000   National Australia Bank
                     2.439%, 02/19/09 (c) (d) ................         5,000,051
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                  (Cost $53,146,621) .........................        53,146,621
                                                                 ---------------

                                                                      MARKET
                                                                      VALUE
                                                                 ---------------
TIME DEPOSITS - 4.72%
     80,000,000   BB&T Branch Banking & Trust
                     0.100%, 02/02/09 ........................        80,000,000
                                                                 ---------------
                  TOTAL TIME DEPOSITS
                  (Cost $80,000,000) .........................        80,000,000
                                                                 ---------------
REPURCHASE AGREEMENT - 0.59%
     10,000,000   Deutsche Bank, 0.290%, dated
                     01/30/2009, matures
                     02/02/2009, repurchase price
                     $10,000,242 (collateralized by
                     U.S. Government Agency
                     instruments with interest
                     rates from 6.000% to 7.000%
                     and maturities of 2036 to 2038,
                     total market value $10,200,001) .........        10,000,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENT
                  (Cost $10,000,000) .........................        10,000,000
                                                                 ---------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------                                                   ---------------
INVESTMENT COMPANIES - 18.62%
     81,122,177   AIM STIT Government &
                     Agency Portfolio ........................   $    81,122,177
     81,128,955   AIM STIT Treasury Portfolio ................        81,128,955
     73,131,132   BlackRock Liquidity Funds
                  TempCash Portfolio .........................        73,131,132
     80,148,634   BlackRock Liquidity Funds
                     TempFund Portfolio ......................        80,148,634
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $315,530,898) .....................       315,530,898
                                                                 ---------------
TOTAL INVESTMENTS - 99.84%
   (Cost $1,692,015,717)* ....................................     1,692,015,717
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.16% .....................         2,671,435
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 1,694,687,152
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2009, these securities amounted to $608,532,875 or 35.91% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bond. The interest rates shown reflect the rates in effect at January 31, 2009.

(d) Security exempt from registration under section 144A of the Securities Act of 1933, as amended. This security may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2009, this security amounted to $5,000,051 or 0.30% of net assets. This security have been determined by the Adviser to be a liquid security.

(DE) Delaware

(NY) New York

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 39

Aston Funds

FORTIS GOVERNMENT MONEY MARKET FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

REPURCHASE AGREEMENTS                       91%
CASH AND NET OTHER ASSETS AND LIABILITIES    9%

% OF TOTAL NET ASSETS

                                                                      MARKET
   PAR VALUE                                                           VALUE
-------------                                                     --------------
REPURCHASE AGREEMENTS - 90.84%

$   134,000,000   Bank of America, 0.280%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $134,003,127
                     (collateralized by U.S. Government
                     Agency instrument, with interest
                     rate of 5.000% and maturity of
                     2035, total market value
                     $136,680,000) ...........................   $   134,000,000
     40,000,000   Barclays Capital, 0.240%, dated
                     1/30/09, matures 02/02/09,
                     repurchase price $40,000,800
                     (collateralized by U.S. Government
                     Agency instrument, with interest
                     rate of 6.000% and maturity of
                     2038, total market value
                     40,800,000) .............................        40,000,000
    124,000,000   Deutsche Bank, 0.290%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $124,002,997
                     (collateralized by U.S. Government
                     agency instruments, with interest
                     rates from 4.170% to 7.000%
                     and maturities from 2019 to
                     2038, total market value
                     $126,480,000) ...........................       124,000,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $298,000,000) ........................       298,000,000
                                                                 ---------------

                                                                      MARKET
    SHARES                                                             VALUE
-------------                                                     --------------
INVESTMENT COMPANIES - 9.16%
     15,170,737   AIM STIT Government &
                     Agency Portfolio ........................   $    15,170,737
     14,891,870   BlackRock Liquidity Funds
                     FedFund Portfolio .......................        14,891,870
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $30,062,607) .........................        30,062,607
                                                                 ---------------
TOTAL INVESTMENTS - 100.00%
   (Cost $328,062,607)* ......................................       328,062,607
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.00% .....................             6,056
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   328,068,663
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 40

Aston Funds

FORTIS TAX-EXEMPT MONEY MARKET FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH AND NET OTHER ASSETS AND LIABILITIES   18%
GENERAL OBLIGATION                          17%
MEDICAL                                     15%
EDUCATION                                   11%
POLLUTION                                   11%
UTILITIES                                   11%
DEVELOPMENT                                 10%
HOUSING                                      5%
TRANSPORTATION                               2%

% OF TOTAL NET ASSETS

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
MUNICIPAL OBLIGATIONS - 81.66%
                  ALASKA - 3.01%
                  Valdez Marine Terminal RB,
                     BP Pipelines Project,
$     1,200,000      Series A
                     0.430%, 02/02/09 (b) ....................   $     1,200,000
        700,000      Series B
                     0.430%, 02/02/09 (b) ....................           700,000
                     Exxon Pipeline Project,
        500,000      Series A
                     0.300%, 02/02/09 (b) ....................           500,000
      1,400,000      Series C
                     0.300%, 02/02/09 (b) ....................         1,400,000
                                                                 ---------------
                                                                       3,800,000
                                                                 ---------------
                  ARIZONA - 1.98%
                  Salt River Agricultural
                     Improvement & Power TECP
      1,500,000      0.620%, 03/02/09 (a) ....................         1,500,000
      1,000,000      0.750%, 03/06/09 (a) ....................         1,000,000
                                                                 ---------------
                                                                       2,500,000
                                                                 ---------------
                  CALIFORNIA - 7.28%
      1,190,000   Alameda-Contra Costa Schools
                     Financing Authority Capital
                     Improvement Financing Projects,
                     Series A
                     Certificate of Participation
                     0.250%, 02/05/09 (b)
                     LOC: Bank of Nova Scotia ................         1,190,000
      1,500,000   California Pollution Control
                     Financing Authority
                     Pacific Gas & Electric, Series C
                     0.280%, 02/02/09 (b)
                     LOC: JPMorgan Chase Bank . ..............         1,500,000
                  California State Department of
                     Water Resources Power Supply RB,
      1,400,000      Series B-2
                     0.250%, 02/02/09 (b)
                     LOC: BNP Paribas ........................         1,400,000

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  CALIFORNIA (CONTINUED)
$       600,000      Series B-4
                     0.250%, 02/02/09 (b)
                     LOC:Bayerische Landesbank . .............   $       600,000
        600,000      Sub Series F-2
                     0.300%, 02/02/09 (b)
                     LOC: JPMorgan Chase Bank,
                     Societe Generale ........................           600,000
                  California State, GO,
                     Daily-Kindergarten-University
        550,000      Series A-1
                     0.480%, 02/02/09 (b)
                     LOC: Citibank ...........................           550,000
        800,000      Series B-1
                     0.500%, 02/02/09 (b)
                     LOC: Citibank; State Street;
                     National Australia Bank .................           800,000
                     Floating Rate
      1,100,000      Series A-1
                     0.350%, 02/02/09 (b)
                     LOC: WestLB AG, JPMorgan
                     Chase Bank ..............................         1,100,000
                     Weekly-Kindergarten-University
        630,000      Series A-6
                     0.300%, 02/05/09 (b)
                     LOC: Citibank ...........................           630,000
        820,000   South Bay Regional Public
                     Communications Authority RB,
                     Manhattan Beach Project,
                     Series C
                     0.350%, 02/05/09 (b)
                     LOC: Bank of America ....................           820,000
                                                                 ---------------
                                                                       9,190,000
                                                                 ---------------
                  COLORADO - 2.42%
      3,060,000   Colorado Housing & Finance
                     Authority RB,
                     Multi Family Central Park,
                     0.350%, 02/04/09 (b)
                     Insured: Fannie Mae .....................         3,060,000
                                                                 ---------------
                  CONNECTICUT - 2.77%
      1,200,000   Connecticut State Health, GO,
                     Series B
                     0.200%, 02/05/09 (b)
                     SPA: Bayerische Landesbank . ............         1,200,000
                  Connecticut State HEFA RB,
                     Jerome Home, Series D
      1,500,000      0.450%, 02/05/09 (b)
                     LOC: Bank of America ....................         1,500,000
                     Yale University
        800,000      Series V-1
                     0.400%, 02/02/09 (b) ....................           800,000
                                                                 ---------------
                                                                       3,500,000
                                                                 ---------------
                  GEORGIA - 1.58%
      2,000,000   Municipal Electric Authority TECP
                     0.200%, 02/19/09 (a) ....................         2,000,000
                                                                 ---------------
                  ILLINOIS - 4.51%
      2,900,000   Illinois Development Financing
                     Authority PCR,
                     Amoco Oil Project
                     0.430%, 02/02/09 (b) ....................         2,900,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 41

Aston Funds

FORTIS TAX-EXEMPT MONEY MARKET FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  ILLINOIS (CONTINUED)
$     1,000,000   Illinois Finance Authority RB,
                     Northwest Community Hospital
                     Series C
                     0.280%, 02/05/09 (b)
                     LOC: Wells Fargo Bank ...................   $     1,000,000
      1,800,000   Illinois Health Facilities Authority
                     RB, Series A
                     0.350%, 02/04/09 (b)
                     LOC: Northern Trust Co. .................         1,800,000
                                                                 ---------------
                                                                       5,700,000
                                                                 ---------------
                  INDIANA - 2.14%
      2,700,000   Hammond PCR,
                     Amoco Oil Project
                     0.450%, 02/02/09 (b) ....................         2,700,000
                                                                 ---------------
                  MARYLAND - 3.72%
        600,000   Maryland State Economic
                     Development RB,
                     U.S. Pharmacopeial,
                     Series B
                     0.400%, 02/02/09 (b)
                     LOC: Bank of America ....................           600,000
      4,100,000   Maryland State Health & Higher
                     Education Facilities Authority RB,
                     Pooled Loan Program,
                     Series B
                     0.430%, 02/04/09 (b)
                     LOC: JPMorgan Chase & Co ................         4,100,000
                                                                 ---------------
                                                                       4,700,000
                                                                 ---------------
                  MASSACHUSETTS - 2.01%
        640,000   Massachusetts State Central
                     Artery, GO,
                     Series B
                     0.500%, 02/02/09 (b)
                     SPA: State Street Bank & Trust ..........           640,000
        500,000   Massachusetts State Development
                     Finance Agency RB,
                     Boston University,
                     Series U-6A
                     0.250%, 02/02/09 (b)
                     LOC: Bank of America ....................           500,000
        900,000   Massachusetts State Industrial
                     Finance Agency RB,
                     Nova Realty Trust,
                     0.470%, 02/05/09 (b)
                     LOC: Bank of America ....................           900,000
        500,000   University of Massachusetts
                     Building Authority Facilities RB,
                     Commonwealth Guaranty,
                     Series A
                     0.300%, 02/04/09 (b)
                     SPA: Bank of America ....................           500,000
                                                                 ---------------
                                                                       2,540,000
                                                                 ---------------
                  MINNESOTA - 4.55%
      1,705,000   Hennepin County, GO, Series A
                     0.420%, 02/06/09 (b)
                     SPA: State Street Bank & Trust ..........         1,705,000
      1,610,000   Minneapolis Convention Center,
                     GO, Convention Center Bonds
                     0.670%, 02/05/09 (b)
                     SPA: Dexia Credit Local .................         1,610,000

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  MINNESOTA (CONTINUED)
$        30,000   Minneapolis, Library, GO,
                     0.670%, 02/05/09 (b)
                     SPA: Dexia Credit Local .................   $        30,000
      2,000,000   St Louis Park RB,
                     Park Nicollet, Series A
                     0.420%, 02/05/09 (b)
                     LOC: Wells Fargo Bank ...................         2,000,000
        400,000   University of Minnesota RB,
                     Series A
                     0.200%, 02/04/09 (b)
                     SPA: Landesbank Hessen
                     Thueringen Girozentrale .................           400,000
                                                                 ---------------
                                                                       5,745,000
                                                                 ---------------
                  MISSISSIPPI - 2.36%
                  Jackson County PCR,
                     Chevron USA Project
      1,925,000      0.600%, 02/02/09 (b) ....................         1,925,000
      1,050,000      0.300%, 02/02/09 (b) ....................         1,050,000
                                                                 ---------------
                                                                       2,975,000
                                                                 ---------------
                  MISSOURI - 2.68%
        650,000   Jackson County Industrial
                     Development Authority
                     Recreational Facilities RB,
                     YMCA Greater Kansas City Project,
                     Series A
                     0.500%, 02/05/09 (b)
                     LOC: Bank of America ....................           650,000
                  Missouri State HEFA RB,
                     Deaconess Long Term Care,
        535,000      Series A
                     0.350%, 02/05/09 (b)
                     LOC: Bank One ...........................           535,000
        500,000      Series B
                     0.380%, 02/04/09 (b)
                     LOC: JPMorgan Chase Bank ................           500,000
                     The Washington University,
      1,700,000      Series B
                     0.500%, 02/02/09 (b)
                     SPA: Morgan Guaranty Trust ..............         1,700,000
                                                                 ---------------
                                                                       3,385,000
                                                                 ---------------
                  NEW HAMPSHIRE - 2.38%
      3,000,000   New Hampshire HEFA RB,
                     Dartmouth College,
                     Series A
                     0.150%, 02/02/09 (b)
                     SPA: JPMorgan Chase Bank ................         3,000,000
                                                                 ---------------
                  NEW MEXICO - 1.50%
      1,900,000   Hurley PCR,
                     Kennecott Santa Fe
                     0.430%, 02/02/09 (b) ....................         1,900,000
                                                                 ---------------
                  NEW YORK - 9.03%
      1,400,000   New York City Housing
                     Development Corp,
                     Mortgage RB,
                     Multi-Family, The Crest, Series A
                     0.500%, 02/04/09 (b)
                     LOC: Landesbank Hessen
                     Thueringen Girozentrale .................         1,400,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 42

Aston Funds

FORTIS TAX-EXEMPT MONEY MARKET FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  NEW YORK (CONTINUED)
$       700,000   New York City Trust Cultural
                     Resources RB,
                     Asia Society
                     0.500%, 02/05/09 (b)
                     LOC: Chase Manhattan Bank ...............   $       700,000
      1,500,000   New York City Trust RB,
                     Cultural Resources,
                     Lincoln Center, Series A-1
                     0.350%, 02/02/09 (b)
                     LOC: Bank of America ....................         1,500,000
      1,800,000   New York City, GO,
                     Sub Series E-5
                     0.550%, 02/02/09 (b)
                     LOC: JPMorgan Chase Bank . ..............         1,800,000
        500,000   New York State Housing Finance
                     Agency RB,
                     10 Liberty, Series A
                     0.220%, 02/04/09 (b)
                     Insured: Freddie Mac ....................           500,000
                  New York Transitional Finance
                     Authority RB,
                     Future Tax Secured,
      2,500,000      Series A-1
                     0.200%, 02/04/09 (b)
                     SPA: JPMorgan Chase Bank ................         2,500,000
      2,000,000      Sub Series C3
                     0.900%, 02/04/09 (b)
                     SPA: Dexia Credit .......................         2,000,000
                     New York City Recovery
      1,000,000      Series 1, Sub Series 1-B
                     0.200%, 02/04/09 (b) ....................         1,000,000
                                                                 ---------------
                                                                      11,400,000
                                                                 ---------------
                  NORTH CAROLINA - 8.99%
      2,510,000   North Carolina Capital Facilities
                     Finance Agency Recreational
                     Facilities RB,
                     YMCA Greater Charlotte Project,
                     Series B
                     0.450%, 02/05/09 (b)
                     LOC: Wachovia Bank ......................         2,510,000
      1,300,000   North Carolina Educational Facilities
                     Finance Agency RB,
                     Duke University Project, Series A
                     0.200%, 02/05/09 (b) ....................         1,300,000
      2,255,000   North Carolina Medical Care
                     Commission, Hospital RB,
                     Duke University Hospital,
                     Series A
                     0.500%, 02/05/09 (b)
                     SPA: Wachovia Bank ......................         2,255,000
      2,200,000   North Carolina State, Public
                     Improvement GO,
                     Series F
                     0.250%, 02/04/09 (b)
                     SPA: Landesbank Hessen
                     Thueringen Girozentrale .................         2,200,000

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  NORTH CAROLINA (CONTINUED)
                  University of North Carolina
                     Chapel Hill Foundation Inc.,
                     Certificate of Participation
$     2,000,000      0.400%, 02/04/09 (b)
                     LOC: Bank of America ....................   $     2,000,000
                     University RB, Series B
      1,090,000      0.200%, 02/04/09 (b) ....................         1,090,000
                                                                 ---------------
                                                                      11,355,000
                                                                 ---------------
                     OHIO - 0.40%
        500,000   Hamilton County Heallthcare
                     Facilities RB,
                     Deaconess Long Term Care,
                     Series A
                     0.380%, 02/04/09 (b)
                     LOC:JP Morgan Chase Bank ................           500,000
                                                                 ---------------
                     PENNSYLVANIA - 1.98%
        500,000   Delaware County Industrial
                     Development Authority
                     Resource Recovery Facilities,
                     Series G
                     0.350%, 02/04/09 (b) ....................           500,000

      2,000,000   Pennsylvania State Turnpike
                     Commission RB,
                     Series B-3
                     0.450%, 02/05/09 (b)
                     LOC: Bank of America ....................         2,000,000
                                                                 ---------------
                                                                       2,500,000
                                                                 ---------------
                     RHODE ISLAND - 1.28%
        500,000   Providence Housing Authority
                     Multi-Family RB,
                     Cathedral Square,
                     Series B
                     0.500%, 02/02/09 (b)
                     LOC: Bank of America ....................           500,000
      1,120,000   Rhode Island Health & Educational
                     Building RB,
                     Portsmouth Abbey School
                     0.400%, 02/02/09 (b)
                     LOC: Bank of America ....................         1,120,000
                                                                 ---------------
                                                                       1,620,000
                                                                 ---------------
                     UTAH - 4.35%
      5,500,000   Intermountain Power Agency RB,
                     Utah Power Supply,
                     Series F
                     0.800%, 02/02/09 (b)
                     SPA: Morgan Stanley Bank ................         5,500,000
                                                                 ---------------
                     VIRGINIA - 6.89%
                  Loudoun County Industrial
                     Development Authority RB,
                     Howard Hughes Medical Institute
      1,400,000      Series A
                     0.250%, 02/04/09 (b) ....................         1,400,000
      1,500,000      Series B
                     0.250%, 02/04/09 (b) ....................         1,500,000
      4,800,000      Series C
                     0.300%, 02/04/09 (b) ....................         4,800,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 43

Aston Funds

FORTIS TAX-EXEMPT MONEY MARKET FUND                             JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                    AMORTIZED
   PAR VALUE                                                           COST
---------------                                                  ---------------
                  VIRGINIA (CONTINUED)
$     1,000,000   Peninsula Ports Authority
                     Coal Terminal RB,
                     Dominion Terminal Project,
                     Series D
                     0.400%, 02/02/09 (b)
                     LOC: U.S. Bank ..........................   $     1,000,000
                                                                 ---------------
                                                                       8,700,000
                                                                 ---------------
                  WASHINGTON - 0.65%
        825,000   Washington State Housing Finance
                     Commission RB,
                     Gonzaga Preparatory School
                     Project
                     0.500%, 02/05/09 (b)
                     LOC: Bank of America ....................           825,000
                                                                 ---------------
                  WISCONSIN - 1.58%
      2,000,000   Wisconsin HEFA RB,
                     Medical College of Wisconsin,
                     Series B
                     0.300%, 02/05/09 (b)
                     LOC: U.S. Bank ..........................         2,000,000
                                                                 ---------------
                  WYOMING - 1.62%
        650,000   Sublette County PCR,
                     Exxon Project
                     0.250%, 02/02/09 (b) ....................           650,000
      1,400,000   Sweetwater County PCR TECP
                     0.300%, 03/03/09 (a) ....................         1,400,000
                                                                 ---------------
                                                                       2,050,000
                                                                 ---------------
                  TOTAL MUNICIPAL OBLIGATIONS
                  (Cost $103,145,000) ........................       103,145,000
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANIES - 18.29%
     10,134,078   AIM TFIT-Tax-Free Reserve Portfolio ........        10,134,078
      2,964,728   BlackRock Provident Institutional
                     MuniCash Portfolio ......................         2,964,728
          1,344   Dreyfus Tax Exempt Cash
                     Management Fund .........................             1,344
     10,002,806   SEI Tax-Exempt Trust Institutional
                     Tax-Free Fund ...........................        10,002,806
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $23,102,956) .........................        23,102,956
                                                                 ---------------
TOTAL INVESTMENTS - 99.95%
   (Cost $126,247,956)* ......................................       126,247,956
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.05% .....................            64,953
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   126,312,909
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Variable rate instrument. The rate shown reflects the rate in effect on January 31, 2009. The maturity date shown is the next scheduled demand date.

GO   General Obligation
HEFA Health & Educational Facilities Authority
LOC  Letter of Credit
PCR  Pollution Control Revenue
RB   Revenue Bond
SPA  Stand by Purchase Agreement
TECP Tax-Exempt Commercial Paper
TFIT Tax-Free Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 44

Aston Funds

FORTIS TREASURY MONEY MARKET FUND                               JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH AND NET OTHER ASSETS AND LIABILITIES   12%
REPURCHASE AGREEMENTS                       88%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
REPURCHASE AGREEMENTS - 88.10%
$    35,000,000   Bank of America, 0.250%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $35,000,729
                     (collateralized by a U.S. Treasury
                     instrument, with interest rate of
                     4.500% and maturity of 2009,
                     total market value $35,700,036)             $    35,000,000
     35,000,000   Barclays Capital, 0.230%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $35,000,671
                     (collateralized by a U.S Treasury
                     instrument, with rate of
                     0.000% and maturity of 2011,
                     total market value $35,700,000)                  35,000,000
     50,000,000   Deutsche Bank, 0.250%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $50,001,042
                     (collateralized by a U.S. Treasury
                     instrument, with interest of
                     4.125% and maturity of 2015,
                     total market value $51,000,069)                  50,000,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $120,000,000)                                120,000,000
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANIES - 8.26%
      4,492,314   AIM STIT Treasury Portfolio.................   $     4,492,314
      6,759,328   BlackRock Liquidity Funds T-Fund
                     Portfolio................................         6,759,328
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                  (Cost $11,251,642)..........................        11,251,642
                                                                 ---------------
TOTAL INVESTMENTS - 96.36%
   (Cost $131,251,642)*.......................................       131,251,642
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 3.64%......................         4,955,451
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $   136,207,093
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 45

Aston Funds

ASTON/FORTIS INVESTOR MONEY MARKET FUND                         JANUARY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH AND NET OTHER ASSETS AND LIABILITIES    1%
REPURCHASE AGREEMENTS                       99%

% OF TOTAL NET ASSETS

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
REPURCHASE AGREEMENTS - 98.65%
   $ 16,000,000   Bank of America, 0.280%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $16,000,373
                     (collateralized by a U.S.
                     Government Agency instrument,
                     with interest rate of 6.000% and
                     maturity of 2034, total market
                     value $16,320,000).......................   $    16,000,000
     16,000,000   Deutsche Bank, 0.290%, dated
                     01/30/09, matures 02/02/09,
                     repurchase price $16,000,386
                     (collateralized by U.S.
                     Government Agency instruments,
                     with interest rates from 4.987%
                     to 7.000% and maturities from
                     2036 to 2038, total market
                     value $16,320,000).......................        16,000,000
                                                                 ---------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $32,000,000)..........................        32,000,000
                                                                 ===============

     SHARES
---------------
INVESTMENT COMPANY - 1.87%
        607,499   BlackRock Liquidity Funds
                     TempFund Portfolio.......................           607,499
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                  (Cost $607,499).............................           607,499
                                                                 ---------------
TOTAL INVESTMENTS - 100.52%
   (Cost $32,607,499)*........................................        32,607,499
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.52)%....................          (167,276)
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $    32,440,223
                                                                 ===============

----------
* At January 31, 2009, cost is identical for book and Federal income tax purposes.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.


                                      | 46

Aston Funds

                                                                JANUARY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements and insurance funding agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur. For the money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

Certain Funds invest in exchange traded funds ("ETF"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee licensing and marketing, as well as their share of the Fund's fees and expenses.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has adopted SFAS 157 as of November 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of January 31, 2009 is as follows:

                                                                      Level 2        Level 3
                                      Total            Level 1      Significant    Significant
                                     Value at          Quoted        Observable   Unobservable
FUNDS                                01/31/09           Price          Input          Input
-----                             --------------   --------------   -----------   ------------
MONTAG & CALDWELL GROWTH FUND
   Investments in Securities      $1,244,093,002   $1,244,093,002       $--            $--
   Other Financial Instruments*               --               --        --             --
                                  --------------   --------------       ---            ---
   Total                          $1,244,093,002   $1,244,093,002       $--            $--
                                  ==============   ==============       ===            ===
VEREDUS SELECT GROWTH FUND
   Investments in Securities      $   65,347,762   $   65,347,762       $--            $--
   Other Financial Instruments*               --               --        --             --
                                  --------------   --------------       ---            ---
   Total                          $   65,347,762   $   65,347,762       $--            $--
                                  ==============   ==============       ===            ===


                                      | 47

Aston Funds

                                                                JANUARY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                         Level 2        Level 3
                                             Total         Level 1     Significant    Significant
                                           Value at        Quoted       Observable   Unobservable
FUNDS                                      01/31/09         Price         Input          Input
-----                                    ------------   ------------   -----------   ------------
GROWTH FUND
   Investments in Securities             $165,517,837   $165,517,837       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $165,517,837   $165,517,837       $--            $--
                                         ============   ============       ===            ===
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities             $  2,733,321   $  2,733,321       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $  2,733,321   $  2,733,321       $--            $--
                                         ============   ============       ===            ===
VALUE FUND
   Investments in Securities             $185,121,034   $185,121,034       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $185,121,034   $185,121,034       $--            $--
                                         ============   ============       ===            ===
TAMRO ALL CAP FUND
   Investments in Securities             $  7,519,009   $  7,519,009       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $  7,519,009   $  7,519,009       $--            $--
                                         ============   ============       ===            ===
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities             $ 62,477,985   $ 62,477,985       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $ 62,477,985   $ 62,477,985       $--            $--
                                         ============   ============       ===            ===
OPTIMUM MID CAP FUND
   Investments in Securities             $551,830,863   $551,830,863       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $551,830,863   $551,830,863       $--            $--
                                         ============   ============       ===            ===
MONTAG & CALDWELL MID CAP GROWTH FUND
   Investments in Securities             $  1,724,058   $  1,724,058       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $  1,724,058   $  1,724,058       $--            $--
                                         ============   ============       ===            ===
CARDINAL MID CAP VALUE FUND
   Investments in Securities             $    744,711   $    744,711       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $    744,711   $    744,711       $--            $--
                                         ============   ============       ===            ===
RIVER ROAD SMALL-MID CAP FUND
   Investments in Securities             $153,247,399   $153,247,399       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $153,247,399   $153,247,399       $--            $--
                                         ============   ============       ===            ===
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities             $ 40,766,079   $ 40,766,079       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $ 40,766,079   $ 40,766,079       $--            $--
                                         ============   ============       ===            ===
TAMRO SMALL CAP FUND
   Investments in Securities             $366,928,712   $366,928,712       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $366,928,712   $366,928,712       $--            $--
                                         ============   ============       ===            ===
RIVER ROAD SMALL CAP VALUE FUND
   Investments in Securities             $255,524,716   $255,524,716       $--            $--
   Other Financial Instruments*                    --             --        --             --
                                         ------------   ------------       ---            ---
   Total                                 $255,524,716   $255,524,716       $--            $--
                                         ============   ============       ===            ===


                                      | 48

Aston Funds

                                                                JANUARY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                                   Level 2         Level 3
                                                    Total          Level 1       Significant     Significant
                                                  Value at         Quoted        Observable     Unobservable
FUNDS                                             01/31/09          Price           Input           Input
-----                                          --------------   ------------   --------------   ------------
NEPTUNE INTERNATIONAL FUND
   Investments in Securities                   $    7,392,733   $  2,349,070   $    5,043,663        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $    7,392,733   $  2,349,070   $    5,043,663        $--
                                               ==============   ============   ==============        ===
BARINGS INTERNATIONAL FUND
   Investments in Securities                   $    7,461,131   $    759,363   $    6,701,768        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $    7,461,131   $    759,363   $    6,701,768        $--
                                               ==============   ============   ==============        ===
FORTIS GLOBAL REAL ESTATE FUND
   Investments in Securities                   $    8,632,627   $  3,858,210   $    4,774,417        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $    8,632,627   $  3,858,210   $    4,774,417        $--
                                               ==============   ============   ==============        ===
SMART PORTFOLIOS FUND
   Investments in Securities                   $   12,714,712   $ 12,714,712              $--        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   12,714,712   $ 12,714,712              $--        $--
                                               ==============   ============   ==============        ===
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities                   $   12,456,438   $ 12,456,438              $--        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   12,456,438   $ 12,456,438              $--        $--
                                               ==============   ============   ==============        ===
MB ENHANCED EQUITY INCOME FUND
   Investments in Securities                   $   15,205,178   $ 15,205,178              $--        $--
   Other Financial Instruments*                       521,628        521,628               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   15,726,806   $ 15,726,806              $--        $--
                                               ==============   ============   ==============        ===
FORTIS REAL ESTATE FUND
   Investments in Securities                   $   19,820,499   $ 19,820,499              $--        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   19,820,499   $ 19,820,499              $--        $--
                                               ==============   ============   ==============        ===
MONTAG & CALDWELL BALANCED FUND
   Investments in Securities                   $   16,533,177   $ 10,412,031   $    6,121,146        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   16,533,177   $ 10,412,031   $    6,121,146        $--
                                               ==============   ============   ==============        ===
BALANCED FUND
   Investments in Securities                   $   15,750,706   $ 10,712,619   $    5,038,087        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   15,750,706   $ 10,712,619   $    5,038,087        $--
                                               ==============   ============   ==============        ===
TCH FIXED INCOME FUND
   Investments in Securities                   $   70,004,271   $  4,569,069   $   65,435,202        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $   70,004,271   $  4,569,069   $   65,435,202        $--
                                               ==============   ============   ==============        ===
FORTIS INSTITUTIONAL PRIME MONEY MARKET FUND
   Investments in Securities                   $1,692,015,717   $315,530,898   $1,376,484,819        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $1,692,015,717   $315,530,898   $1,376,484,819        $--
                                               ==============   ============   ==============        ===
FORTIS GOVERNMENT MONEY MARKET FUND
   Investments in Securities                   $  328,062,607   $ 30,062,607   $  298,000,000        $--
   Other Financial Instruments*                            --             --               --         --
                                               --------------   ------------   --------------        ---
   Total                                       $  328,062,607   $ 30,062,607   $  298,000,000        $--
                                               ==============   ============   ==============        ===


                                      | 49

Aston Funds

                                                                JANUARY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                          Level 2        Level 3
                                              Total        Level 1      Significant    Significant
                                            Value at        Quoted      Observable    Unobservable
FUNDS                                       01/31/09        Price          Input          Input
-----                                     ------------   -----------   ------------   ------------
FORTIS TAX-EXEMPT MONEY MARKET FUND
   Investments in Securities              $126,247,956   $23,102,956   $103,145,000        $--
   Other Financial Instruments*                     --            --             --         --
                                          ------------   -----------   ------------        ---
   Total                                  $126,247,956   $23,102,956   $103,145,000        $--
                                          ============   ===========   ============        ===
FORTIS TREASURY MONEY MARKET FUND
   Investments in Securities              $131,251,642   $11,251,642   $120,000,000        $--
   Other Financial Instruments*                     --            --             --         --
                                          ------------   -----------   ------------        ---
   Total                                  $131,251,642   $11,251,642   $120,000,000        $--
                                          ============   ===========   ============        ===
ASTON/FORTIS INVESTOR MONEY MARKET FUND
   Investments in Securities              $ 32,607,499   $   607,499   $ 32,000,000        $--
   Other Financial Instruments*                     --            --             --         --
                                          ------------   -----------   ------------        ---
   Total                                  $ 32,607,499   $   607,499   $ 32,000,000        $--
                                          ============   ===========   ============        ===

* Other financial instruments include written options for the MB Enhanced Equity Income Fund.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.


                                      | 50

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASTON FUNDS
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date                       MARCH 26, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date                       MARCH 26, 2009
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                           Gerald F. Dillenburg, Senior Vice President,
                           Secretary & Treasurer (principal financial officer)

Date                       MARCH 26, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.